UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23592

First Eagle Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

Sheelyn Michael

First Eagle Investment Management, LLC 1345 Avenue of the Americas

New York, NY 10105

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: December 31

Date of reporting period: June 30,2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2026

First Eagle Credit Opportunities Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as fund managers is to communicate with shareholders in an open and direct manner. Some of our commentary to shareholders is based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seek”, “think”, “ought”, “try” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Fund Overview

Data as of June 30, 2026 (unaudited)

Asset Allocation* (%)

Debt Breakdown** (%)
Secured vs. Unsecured
First Lien Secured Loans	87.09
Second Lien Secured Loans	0.91
Public Structured Credit	10.83
Corporate Bonds	0.17
Special Equity and Warrant	1.00
Floating vs Fixed
Floating Rate	98.13
Fixed Rate	0.87
Special Equity and Warrant	1.00

Top 5 Industries* (%)

Health Care Services	12.7
Financial Services	9.8
Research & Consulting Services	7.0
IT Consulting & Other Services	5.4
Insurance Brokers	3.9

Portfolio Characteristics

Weighted Average Loan Spread	5.28	%***
% of Portfolio at Floor	0.00	%***
Weighted Average Maturity (Years)	3.27	****
Weighted Average Duration (Years)	0.14	****
Weighted Average Days to Reset	48.81	****
Weighted Average Purchase Price	99.04	%***
Weighted Average Market Price	95.55	%***
Number of Positions	368
^
Includes directly originated loans and middle market loans.
^^
Includes common stock, warrants, corporate bonds, and short-term investments.
*
Asset Allocation and Industries percentages are based on total investments in the portfolio.
**
Excludes short-term investments.
***
Includes senior loans only.
****
Includes senior loans, public structured credit, corporate bonds, and short-term investments.
†
Less than 0.05%.

The Fund’s portfolio composition is subject to change at any time.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Fund Overview

Top 10 Holdings* (%)

SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan — First Lien (Security & Alarm Services, United States)	1.5
Irving Parent, Corp. (Quisitive), Initial Term Loan — First Lien (IT Consulting & Other Services, United States)	1.5
841 Prudential MOB LLC, Term Loan — First Lien (Real Estate Development, United States)	1.5
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan — First Lien (Research & Consulting Services, United States)	1.4
Monarch Behavioral Therapy, LLC, Closing Date Term Loan — First Lien (Health Care Services, United States)	1.4
Sagebrush Buyer, LLC (Province), Initial Term Loan — First Lien (Research & Consulting Services, United States)	1.4
Syner-G Intermediate Holdings, LLC, Term Loan — First Lien (Pharmaceuticals, United States)	1.2
Advantmed Buyer Inc., Initial Term Loan — First Lien (Health Care Technology, United States)	1.2
Blazing Star Parent, LLC, Closing Date Term Loan — First Lien (Drug Retail, United States)	1.2
Argano, LLC, Initial Term Loan — First Lien (IT Consulting & Other Services, United States)	1.1
Total	13.4
*
Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Senior Loans (a) — 81.8%
Advertising — 0.8%
Data Driven Intermediate, LLC, Term Loan — First Lien (SOFR 3 month + 3.25%), 7.08%, 05/01/2030‡ (b)(c)(d)	2,441,252	2,441,252
New Insight Holdings Inc. (Research Now/Dynata/ Survey Sampling), Second Out Term Loan — First Lien (SOFR 3 month + 5.50%), 9.40%, 10/15/2028	4,924,623	2,019,096
WH Borrower, LLC (aka WHP Global), Initial Term Loan — First Lien (SOFR 3 month + 4.50%), 8.14%, 02/20/2032 (e)	991,256	994,299
5,454,647
Aerospace & Defense — 0.5%
Karman Holdings Inc., Third Amendment Term Loan — First Lien (SOFR 3 month + 2.75%), 6.48%, 04/01/2032 (e)	1,411,397	1,418,899
MAG DS Corp., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.33%, 04/01/2027 (b)(d)(e)	1,929,608	1,927,601
3,346,500
Agricultural & Farm Machinery — 0.0% (f)
Hydrofarm Holdings Group, Inc., Term Loan — First Lien 0.00%, 10/25/2028‡ (b)(c)(d)	1,118,313	301,944
Air Freight & Logistics — 0.5%
Air Buyer Inc. (Condata Global), Revolving Credit Loan — First Lien (PRIME 3 month + 4.50%), 11.25%, 07/23/2030‡ (b)(c)	222,682	193,733
Air Buyer Inc. (Condata Global), Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 07/23/2030‡ (b)(c)(d)	3,269,723	2,844,659
3,038,392
Apparel, Accessories & Luxury Goods — 1.6%
Penney Holdings LLC (Catalyst Brands), Initial Term Loan — First Lien (SOFR 1 month + 8.13%, 2.50% Floor), 11.75%, 09/20/2030‡ (b)(c)	6,000,000	6,000,000
Rachel Zoe Creations, LLC, Term Loan — First Lien (SOFR 3 month + 7.25%, 2.00% Floor), 10.98%, 12/15/2028‡ (b)(c)	4,655,625	4,655,625
10,655,625

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software — 2.1%
AppHub LLC, Delayed Draw Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 10.28%, 09/29/2028‡ (b)(c)	362,178	358,556
AppHub LLC, June 2024 Delayed Draw Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 10.13%, 09/29/2028‡ (b)(c)	2,011,561	1,991,445
AppHub LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.14%, 09/29/2028‡ (b)(c)	103,013	101,983
AppHub LLC, Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 10.24%, 09/29/2028‡ (b)(c)(d)	2,628,830	2,602,541
CMI Marketing, Inc. (AdThrive), Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.50% Floor), 8.01%, 03/23/2028‡	469,592	451,590
Mitchell International, Inc., A&R Amendment No. 2 Term Loan — First Lien (SOFR 1 month + 3.00%), 6.64%, 06/17/2031 (e)	2,959,969	2,826,238
Montana Buyer Inc., Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 0.75% Floor), 8.39%, 07/22/2029‡ (b)(c)	2,608,043	2,608,043
Project Alpha Intermediate Holdings, Inc. (Qlik), Second Amendment Refinancing Term Loan — First Lien (SOFR 3 month + 3.25%, 0.50% Floor), 6.98%, 10/26/2030	4,950	3,616
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 9.99%, 11/17/2028‡ (b)(c)(d)	3,196,563	3,196,563
14,140,575
Asset Management & Custody Banks — 0.8%
Apella Capital, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.42%, 03/01/2029‡ (b)(c)	245,750	245,750
Apella Capital, LLC, First Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.45%, 03/01/2029‡ (b)(c)	291,329	291,329

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asset Management & Custody Banks — 0.8% (continued)
Apella Capital, LLC, First Amendment Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 03/01/2029‡ (b)(c)(d)	582,658	582,658
Apella Capital, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 03/01/2029‡ (b)(c)(d)	1,244,600	1,244,600
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.45%, 03/01/2029‡ (b)(c)	985,879	985,879
Apella Capital, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.40%, 03/01/2029‡ (b)(c)(d)	983,390	983,389
Apella Capital, LLC, Third Amendment Delayed Draw Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 03/01/2029‡ (b)(c)	344,064	344,063
IPM MSO Management, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.34%, 12/17/2026‡ (b)(c)(d)	739,012	716,842
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.34%, 12/17/2026‡ (b)(c)(d)	88,792	86,129
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 6.50%), 10.34%, 12/17/2026‡ (b)(c)(d)	203,452	197,349
5,677,988
Automotive Parts & Equipment — 0.8%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan — First Lien (SOFR 1 month + 4.50%, 1.00% Floor), 8.15%, 12/19/2027‡ (b)(c)(d)	4,330,678	4,330,678
(PRIME 1 month + 3.75%), 10.25%, 12/19/2027‡ (b)(c)(d)	11,022	11,022

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Automotive Parts & Equipment — 0.8% (continued)
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien (SOFR 1 month + 4.50%, 1.00% Floor), 8.15%, 12/19/2027‡ (b)(c)(d)	1,380,206	1,380,206
5,721,906
Broadcasting — 0.2%
Allen Media, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.50%), 9.38%, 02/10/2027	1,913,227	1,318,692
Building Products — 0.3%
Opal Bidco SAS (Opella LLC), Facility B6 — First Lien (SOFR 3 month + 2.50%), 6.23%, 04/28/2032 (e)	1,985,025	1,986,087
Casinos & Gaming — 0.7%
Catawba Nation Gaming Authority, Initial Term B Loan — First Lien (SOFR 3 month + 4.75%), 8.41%, 03/29/2032 (e)	4,600,000	4,607,797
Commodity Chemicals — 0.0% (f)
A&A Global Imports, LLC, First Out Term Loan — First Lien 0.00%, 06/01/2028‡ (b)(c)(d)	1,122,739	—
A&A Global Imports, LLC, Last Out Term Loan — First Lien 0.00%, 06/01/2028‡ (b)(c)(d)	1,306,925	—
A&A Global Imports, LLC, New Revolving Loan — First Lien (SOFR 3 month + 8.00%, 1.00% Floor), 11.81%, 06/01/2028‡ (b)(c)	97,076	46,597
46,597
Construction & Engineering — 1.9%
McHale & McHale Landscape Design, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.43%, 07/16/2031‡ (b)(c)(d)	2,502,101	2,502,101
McHale & McHale Landscape Design, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.41%, 07/16/2031‡ (b)(c)	670,840	670,840
R.L. James, Inc. (HH Restore Acquisition), Closing Date Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.14%, 12/15/2028‡ (b)(c)(d)	937,329	937,329

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Construction & Engineering — 1.9% (continued)
R.L. James, Inc. (HH Restore Acquisition), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028‡ (b)(c)	887,616	887,616
R.L. James, Inc. (HH Restore Acquisition), First Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.15%, 12/15/2028‡ (b)(c)(d)	310,060	310,059
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.15%, 12/15/2028‡ (b)(c)	271,290	271,290
R.L. James, Inc. (HH Restore Acquisition), Third Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%), 9.18%, 12/15/2028‡ (b)(c)(d)	2,108,969	2,108,969
TSX Fiber Services, LLC (Tristrux), Revolver — First Lien (SOFR 3 month + 5.00%), 8.88%, 05/11/2030‡ (b)(c)	211,805	211,805
TSX Fiber Services, LLC (Tristrux), Term Loan A — First Lien (SOFR 3 month + 2.00%, 4.00% PIK), 9.91%, 11/11/2030‡ (b)(c)(d)	290,596	290,596
TSX Fiber Services, LLC (Tristrux), Term Loan B — First Lien (SOFR 3 month + 8.00%, 11.91% PIK), 11.91%, 05/11/2031‡ (b)(c)(d)	327,979	327,979
Violet Utility Buyer, LLC (Vannguard), Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.41%, 07/24/2031‡ (b)(c)(d)	3,957,822	3,878,666
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan — First Lien (SOFR 1 month + 4.75%), 8.39%, 07/24/2031‡ (b)(c)	763,077	747,815
13,145,065
Data Processing & Outsourced Services — 0.7%
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.39%, 04/09/2031‡ (b)(c)(d)	3,197,315	3,197,315
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.75%), 8.41%, 04/09/2031‡ (b)(c)	1,566,997	1,566,997
4,764,312

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Distributors — 0.2%
Highline Aftermarket Acquisition, LLC, 2025‑1 Term Loan — First Lien (SOFR 6 month + 3.50%), 7.23%, 02/19/2030 (e)	1,477,508	1,487,666
Diversified Support Services — 0.8%
Streetmasters Intermediate, Inc., Revolving Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.90%, 04/01/2030‡ (b)(c)	252,000	250,740
Streetmasters Intermediate, Inc., Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.89%, 04/01/2030‡ (b)(c)(d)	5,082,000	5,056,590
5,307,330
Drug Retail — 1.2%
Blazing Star Parent, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 7.00%, 1.00% Floor), 10.67%, 08/28/2030‡ (b)(c)	7,850,000	7,850,000
Electrical Components & Equipment — 0.5%
EiKO Global, LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 6.50%), 10.23%, 09/03/2030‡ (b)(c)	3,441,142	3,441,142
Environmental & Facilities Services — 3.6%
Asplundh Tree Expert, LLC, ASPTRE Term Loan B USD — First Lien 05/14/2033 (g)	2,000,000	2,000,000
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.23%, 03/27/2030‡ (b)(c)	2,072,700	2,072,700
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.23%, 03/27/2030‡ (b)(c)(d)	6,847,518	6,847,519
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.26%, 03/27/2030‡ (b)(c)	423,335	423,335
EnergySolutions (Energy Capital Partners), Initial Term Loan — First Lien (SOFR 1 month + 3.25%), 6.89%, 09/20/2030 (e)	1,699,754	1,706,978

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Environmental & Facilities Services — 3.6% (continued)
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.01%, 10/30/2029‡ (b)(c)	420,693	323,933
SR Landscaping, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.01%, 10/30/2029‡ (b)(c)(d)	2,641,192	2,033,718
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.01%, 10/30/2029‡ (b)(c)	877,252	675,484
SR Landscaping, LLC, Revolving Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.01%, 10/30/2029‡ (b)(c)	445,109	342,734
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 07/12/2030‡ (b)(c)(d)	4,903,111	4,854,080
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 07/12/2030‡ (b)(c)	2,359,585	2,335,989
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.92%, 07/12/2030‡ (b)(c)	752,593	745,067
24,361,537
Food Distributors — 0.8%
National Convenience Distributors, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.75%), 10.38%, 08/09/2028‡ (b)(c)(d)	638,495	638,495
National Convenience Distributors, LLC, Initial Term Loan — First Lien (SOFR 1 month + 6.75%, 1.00% Floor), 10.38%, 08/09/2028‡ (b)(c)(d)	5,082,353	5,082,353
5,720,848
Footwear — 0.1%
SHO Holding I Corp., Tranche A Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.49%, 06/30/2029‡ (b)(c)	533,442	533,442

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Gas Utilities — 0.4%
Blackstone CQP Holdco LP, BLKCQP Term Loan B USD — First Lien 12/31/2032 (g)	2,713,522	2,701,528
General Merchandise Stores — 0.8%
1959 Holdings, LLC (Family Dollar), Term Loan — First Lien (SOFR 1 month + 6.50%), 10.12%, 07/05/2030‡ (b)(c)	5,232,558	5,232,558
Health Care Distributors — 0.8%
Prescott’s Inc. (aka Greenjacket), Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.48%, 12/30/2030‡ (b)(c)	1,185,953	1,185,953
Prescott’s Inc. (aka Greenjacket), Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.48%, 12/30/2030‡ (b)(c)(d)	4,011,928	4,011,928
5,197,881
Health Care Facilities — 1.0%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.31%, 06/08/2029‡ (b)(c)	40,000	37,200
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.31%, 06/08/2029‡ (b)(c)(d)	1,766,488	1,642,833
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien (SOFR 3 month + 5.25%), 9.06%, 05/28/2027‡ (b)(c)(d)	1,940,000	1,940,000
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%), 9.06%, 05/28/2027‡ (b)(c)(d)	1,945,000	1,945,000
Quorum Health Resources (QHR), Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.06%, 05/28/2027‡ (b)(c)(d)	1,027,416	1,027,416
6,592,449
Health Care Services — 12.5%
Advanced Medical Management, LLC (Multi Specialty Healthcare) (MSCH), Amendment No. 9 Term Loan — First Lien (SOFR 6 month + 6.00%, 1.00% Floor), 9.98%, 06/18/2028‡ (b)(c)(d)	750,000	750,000

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 12.5% (continued)
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan A — First Lien (SOFR 3 month + 4.00%, 1.00% Floor, 2.50% PIK), 10.31%, 10/16/2028‡ (b)(c)(d)	127,094	118,928
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan B — First Lien (SOFR 3 month + 4.00%, 1.00% Floor, 2.50% PIK), 10.31%, 10/16/2028‡ (b)(c)(d)	215,281	202,365
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan C — First Lien (SOFR 3 month + 4.00%, 1.00% Floor, 2.50% PIK), 10.31%, 10/16/2028‡ (b)(c)	606,005	567,036
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien (SOFR 3 month + 4.00%, 1.00% Floor, 2.50% PIK), 10.31%, 10/15/2027‡ (b)(c)(d)	2,097,314	1,971,475
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.63%, 09/29/2028‡ (b)(c)(d)	1,200,774	1,200,774
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.63%, 09/29/2028‡ (b)(c)(d)	2,847,788	2,847,788
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.57%, 09/29/2028‡ (b)(c)	322,969	322,969
BCDI Rodeo Dental Buyer, LLC (Toothfairy), 2026 Extended Term Loan — First Lien (SOFR 6 month + 5.50%), 9.25%, 05/31/2030‡ (b)(c)(d)	2,051,428	2,051,428
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.88%, 12/20/2027‡ (b)(c)	891,105	891,105
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.88%, 12/20/2027‡ (b)(c)(d)	2,056,395	2,056,395
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.88%, 12/20/2027‡ (b)(c)(d)	4,622,143	4,622,143

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 12.5% (continued)
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche A Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.08%, 09/16/2027‡ (b)(c)(d)	876,017	876,017
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche B Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.08%, 09/16/2027‡ (b)(c)	975,909	975,909
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche C Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.08%, 09/16/2027‡ (b)(c)	1,976,294	1,976,294
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.08%, 09/16/2027‡ (b)(c)(d)	2,160,549	2,160,549
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B‑1 Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 9.16%, 03/30/2029 (e)	1,477,330	1,444,703
Elevate HD Parent, Inc., Delayed Draw Term Loan A — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 08/20/2029‡ (b)(c)	73,748	73,748
Elevate HD Parent, Inc., Delayed Draw Term Loan B — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 08/20/2029‡ (b)(c)	1,723,334	1,723,334
Elevate HD Parent, Inc., Initial Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 08/20/2029‡ (b)(c)(d)	3,160,625	3,160,625
Elevate HD Parent, Inc., Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 08/20/2029‡ (b)(c)	260,000	260,000
Endo1 Partners, LLC, Initial Term Loan — First Lien (SOFR 1 month + 6.76%, 2.00% Floor, 0.38% PIK), 10.78%, 05/23/2030‡ (b)(c)(d)	1,508,609	1,504,821
Endo1 Partners, LLC, Last Out Term Loan — First Lien (SOFR 1 month + 6.76%, 2.00% Floor, 0.38% PIK), 10.78%, 05/23/2030‡ (b)(c)(d)	5,699,343	5,670,846

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 12.5% (continued)
Endo1 Partners, LLC, Revolving Loan — First Lien (SOFR 1 month + 4.00%, 1.00% Floor), 7.64%, 05/23/2030‡ (b)(c)	573,347	571,913
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 0.50% Floor), 9.67%, 06/28/2029‡ (b)	4,826,959	3,608,152
Global Medical Response, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.25%), 6.89%, 10/01/2032	1,213,333	1,217,883
Houseworks Holdings, Fourth Amendment Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028‡ (b)(c)(d)	2,596,965	2,570,995
Houseworks Holdings, Revolving Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.22%, 12/15/2028‡ (b)(c)	268,287	265,604
Houseworks Holdings, Third Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028‡ (b)(c)	723,544	716,309
Houseworks Holdings, Third Amendment Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028‡ (b)(c)(d)	1,649,436	1,632,942
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 9.76%, 02/28/2029‡ (b)(c)(d)	6,754,168	6,686,627
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 9.76%, 02/28/2029‡ (b)(c)(d)	2,040,011	2,019,611
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 9.93%, 02/28/2029‡ (b)(c)	210,267	208,164
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.22%, 12/06/2027‡ (b)(c)(d)	565,048	565,048

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 12.5% (continued)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.22%, 12/06/2027‡ (b)(c)(d)	1,686,033	1,686,033
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.22%, 12/06/2027‡ (b)(c)	271,423	271,423
LMSI Buyer, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.63%, 10/25/2027‡ (b)(c)(d)	2,106,021	1,937,539
LMSI Buyer, LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.63%, 10/25/2027‡ (b)(c)	390,516	359,275
(PRIME 3 month + 4.75%), 11.50%, 10/25/2027‡ (b)(c)	55,788	51,325
Medrina, LLC, Initial Term Loan — First Lien (SOFR 6 month + 6.00%, 1.00% Floor), 9.66%, 10/20/2029‡ (b)(c)(d)	5,369,278	5,369,278
Medrina, LLC, Primary Delayed Draw Term Loan — First Lien (SOFR 6 month + 6.00%, 1.00% Floor), 9.63%, 10/20/2029‡ (b)(c)	949,129	949,129
Monarch Behavioral Therapy, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 06/06/2030‡ (b)(c)(d)	9,475,211	9,427,835
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 06/06/2030‡ (b)(c)	1,453,625	1,446,357
Monarch Behavioral Therapy, LLC, Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 06/06/2030‡ (b)(c)	997,204	992,218
Visante Acquisition, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 01/31/2030‡ (b)(c)(d)	4,877,489	4,877,489
84,860,401

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Technology — 3.0%
Advantmed Buyer Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.50%, 1.00% Floor), 8.23%, 02/14/2031‡ (b)(c)	1,144,542	1,133,096
Advantmed Buyer Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.50%, 1.00% Floor), 8.23%, 02/14/2031‡ (b)(c)(d)	8,088,095	8,007,214
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien (SOFR 6 month + 6.75%), 10.60%, 04/01/2029‡ (b)(c)(d)	6,937,097	6,937,097
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.16%, 01/08/2029‡ (b)(c)	1,030,021	1,030,021
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Initial Term Loan — First Lien (SOFR 6 month + 6.50%, 1.00% Floor), 10.07%, 01/08/2029‡ (b)(c)(d)	2,759,073	2,759,073
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Revolving Credit Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.17%, 01/08/2029‡ (b)(c)	258,799	258,799
20,125,300
Heavy Electrical Equipment — 2.0%
APS Acquisition Holdings, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.23%, 07/11/2029‡ (b)(c)	2,210,193	2,199,142
APS Acquisition Holdings, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.23%, 07/11/2029‡ (b)(c)(d)	6,122,095	6,091,485
Arcline FM Holding, LLC (Fairbanks), 2025‑1 New Term Loan — First Lien (SOFR 6 month + 2.75%), 6.60%, 06/23/2030 (e)	3,371,652	3,387,111
Astro Acquisition, LLC (Cooper Machinery), 2026‑1 New Term Loan — First Lien (SOFR 3 month + 2.50%, 0.50% Floor), 6.23%, 08/30/2032 (e)	1,702,097	1,707,058
13,384,796

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Home Furnishings — 0.6%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B‑1 Term Loan — First Lien (SOFR 3 month + 3.00%), 6.73%, 01/19/2032 (e)	1,972,444	1,974,712
Thornton Carpet, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 8.39%, 05/15/2031‡ (b)(c)(d)	2,253,659	2,231,122
Thornton Carpet, LLC, Revolving Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 8.39%, 05/15/2031‡ (b)(c)	170,732	169,024
4,374,858
Home Improvement Retail — 1.2%
360 Partners, LLC, Revolving Loan — First Lien (SOFR 3 month + 4.75%), 8.41%, 08/07/2031‡ (b)(c)	139,469	136,331
360 Partners, LLC, Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.40%, 08/07/2031‡ (b)(c)(d)	1,038,261	1,014,900
Air Conditioning Specialist, Inc., Closing Date Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.14%, 11/19/2029‡ (b)(c)(d)	4,958,931	4,934,136
Air Conditioning Specialist, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.18%, 11/19/2029‡ (b)(c)	1,719,239	1,710,643
Air Conditioning Specialist, Inc., Revolving Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.19%, 11/19/2029‡ (b)(c)	328,903	327,259
8,123,269
Household Products — 0.3%
Lash OpCo, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor, 2.00% PIK), 10.76%, 09/17/2027‡ (b)(c)(d)	2,104,992	1,997,754
Human Resource & Employment Services — 1.9%
Danforth Health, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.16%, 12/09/2027‡ (b)(c)	674,181	674,181

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Human Resource & Employment Services — 1.9% (continued)
Danforth Health, Inc., First Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.16%, 12/09/2027‡ (b)(c)(d)	952,115	952,115
Danforth Health, Inc., Fourth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.16%, 12/09/2027‡ (b)(c)(d)	1,883,502	1,883,502
Danforth Health, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.23%, 12/09/2027‡ (b)(c)(d)	1,210,316	1,210,316
Danforth Health, Inc., Revolving Credit Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.16%, 12/09/2027‡ (b)(c)	67,708	67,708
Danforth Health, Inc., Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.16%, 12/09/2027‡ (b)(c)(d)	7,155,203	7,155,203
Triple Crown Consulting, LLC, Revolving Loan — First Lien (SOFR 3 month + 6.25%, 1.50% Floor), 9.97%, 06/02/2028‡ (b)(c)	36,232	36,232
Triple Crown Consulting, LLC, Term A Loan — First Lien (SOFR 1 month + 6.25%, 1.50% Floor), 9.99%, 06/02/2028‡ (b)(c)(d)	1,057,936	1,057,936
13,037,193
Industrial Machinery & Supplies & Components — 0.7%
BCP VI Summit Holdings LP (Nvent Thermal), Initial Term Loan — First Lien (SOFR 1 month + 2.75%), 6.37%, 01/30/2032 (e)	1,985,000	1,992,603
TK Elevator Midco GmbH (Vertical MidCo), Facility B (USD) — First Lien (SOFR 6 month + 2.75%), 6.38%, 04/30/2030 (e)	2,962,687	2,979,041
4,971,644
Insurance Brokers — 3.8%
Alera Group, Inc., 2026‑1 New Term Loan — First Lien (SOFR 1 month + 2.75%), 6.39%, 05/30/2032 (e)	1,309,444	1,247,743
CFC Bidco 2022 Ltd., Initial Term Loan — First Lien (SOFR 3 month + 3.50%), 7.18%, 07/01/2032 (e)	3,990,000	3,763,907
Newcleus, LLC, Initial Term Loan — First Lien (SOFR 3 month + 4.00%, 1.00% Floor), 9.88%, 05/04/2027‡ (b)(c)(d)	1,191,492	1,185,402

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Insurance Brokers — 3.8% (continued)
The Mutual Group, LLC, Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.48%, 01/31/2030‡ (b)(c)(d)	4,760,552	4,760,552
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.99%, 08/08/2031‡ (b)(c)	5,307,456	5,307,456
Tricor, LLC, Amendment No.3 Incremental Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.99%, 08/08/2031‡ (b)(c)(d)	1,790,460	1,790,460
Tricor, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.12%, 08/08/2031‡ (b)(c)(d)	704,064	704,064
Tricor, LLC, Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.99%, 08/08/2031‡ (b)(c)(d)	1,874,143	1,874,143
XPT Partners, LLC, 2024 Delayed Draw Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 9.18%, 09/13/2028‡ (b)(c)	1,002,151	1,002,151
XPT Partners, LLC, 2024 Revolving Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 9.06%, 09/13/2028‡ (b)(c)	113,094	113,094
XPT Partners, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 4.50%, 1.00% Floor), 9.09%, 09/13/2028‡ (b)(c)(d)	4,209,266	4,209,266
25,958,238
Interactive Media & Services — 0.8%
Ingenio LLC, First Amendment Term Loan — First Lien (SOFR 3 month + 3.00%, 1.00% Floor, 5.00% PIK), 11.88%, 08/03/2027‡ (b)(c)(d)	4,318,035	4,015,173
Ingenio LLC, Term Loan — First Lien (SOFR 3 month + 3.00%, 1.00% Floor, 5.00% PIK), 11.88%, 08/03/2027‡ (b)(c)(d)	1,376,839	1,280,461
5,295,634
Internet & Direct Marketing Retail — 1.0%
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 9.62%, 06/30/2029‡ (b)(c)	6,533,266	6,533,266

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Internet Software & Services — 0.3%
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.74%, 11/16/2027‡ (b)(c)(d)	2,228,763	2,228,763
IT Consulting & Other Services — 5.3%
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.56%, 11/05/2027‡ (b)(c)(d)	121,023	121,023
Alpine SG, LLC (ASG), Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.56%, 11/05/2027‡ (b)(c)(d)	352,709	352,709
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.56%, 11/05/2027‡ (b)(c)(d)	185,442	185,442
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 8.56%, 11/05/2027‡ (b)(c)(d)	342,977	342,977
Argano, LLC, 2025 Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.14%, 09/13/2029‡ (b)(c)	2,024,504	2,024,504
Argano, LLC, Initial Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.15%, 09/13/2029‡ (b)(c)(d)	7,639,529	7,639,529
Asurion, LLC, New B‑10 Term Loan — First Lien (SOFR 3 month + 4.00%), 7.76%, 08/19/2028 (e)	2,635,375	2,635,652
Eliassen Group, LLC, Initial Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 9.48%, 04/14/2028‡ (b)(c)	169,354	165,544
Eliassen Group, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 9.48%, 04/14/2028‡ (b)(c)(d)	2,352,778	2,299,840
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.49%, 10/22/2026‡ (b)(c)(d)	1,860,104	1,855,454
Irving Parent, Corp. (Quisitive), Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 03/11/2031‡ (b)(c)(d)	10,192,737	9,988,882

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
IT Consulting & Other Services — 5.3% (continued)
Irving Parent, Corp. (Quisitive), Revolving Credit Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.91%, 03/11/2031‡ (b)(c)	147,454	144,505
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 10.24%, 05/01/2027‡ (b)(c)(d)	1,408,215	1,344,845
Unified Patents, LLC, Term A Loan — First Lien (SOFR 6 month + 4.75%), 8.60%, 12/23/2027‡ (b)(c)(d)	7,009,322	7,009,322
36,110,228
Leisure Facilities — 0.6%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor, 0.50% PIK), 10.30%, 07/27/2028‡ (b)(c)	1,266,216	1,158,587
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor, 0.50% PIK), 10.31%, 07/27/2028‡ (b)(c)(d)	2,844,612	2,600,371
Bandon Fitness Texas, Inc., Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor, 0.50% PIK), 10.32%, 07/27/2028‡ (b)(c)	244,874	223,825
3,982,783
Managed Health Care — 0.3%
LBH Services, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 7.75%, 1.00% Floor, 0.75% PIK), 12.43%, 03/28/2028‡ (b)(c)	310,844	214,081
LBH Services, LLC, Revolving Loan — First Lien (SOFR 3 month + 7.75%, 1.00% Floor, 0.75% PIK), 12.46%, 03/28/2028‡ (b)(c)	777,962	536,794
LBH Services, LLC, Term Loan — First Lien (SOFR 3 month + 7.75%, 1.00% Floor, 0.75% PIK), 12.49%, 03/28/2028‡ (b)(c)(d)	1,493,842	1,028,821
1,779,696
Metal, Glass & Plastic Containers — 0.6%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan — First Lien (SOFR 1 month + 3.25%), 6.89%, 12/11/2030 (e)	2,962,406	2,927,242

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Metal, Glass & Plastic Containers — 0.6% (continued)
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan — First Lien (SOFR 1 month + 3.25%), 6.89%, 04/01/2032	987,376	950,759
3,878,001
Movies & Entertainment — 0.5%
Discovery Global Holdings (Warner Bros), Initial Dollar Term Loan — First Lien (SOFR 1 month + 2.50%), 6.14%, 06/03/2033	1,500,000	1,502,280
TKO Worldwide Holdings, LLC (fka UFC Holdings), Additional Term B‑7 Loan — First Lien (SOFR 3 month + 1.75%), 5.41%, 11/21/2031	2,000,000	1,995,980
3,498,260
Multi-Sector Holdings — 0.7%
ABG Intermediate Holdings 2 LLC, 2024‑1 Refinancing Term Loan — First Lien (SOFR 1 month + 2.25%), 5.89%, 12/21/2028	1,994,924	1,997,926
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien (SOFR 1 month + 6.00%), 9.65%, 06/29/2027 (b)(e)	2,925,000	2,917,688
4,915,614
Oil & Gas Storage & Transportation — 0.3%
ITT Holdings LLC (IMTT), Eigth Amendment Refinancing Term Loan — First Lien 10/11/2030 (g)	1,994,962	1,995,501
Other Specialty Retail — 0.2%
Great Outdoors Group, LLC (Bass Pro Group), Term B‑3 Loan — First Lien (SOFR 1 month + 3.25%), 6.89%, 01/23/2032 (e)	1,481,203	1,487,683
Packaged Foods & Meats — 0.4%
Arnott’s (Snacking Investments US LLC), 2026 Replacement U.S. Term Loan — First Lien (SOFR 3 month + 3.00%), 6.66%, 10/29/2032 (g)	1,997,500	2,004,371
Aspire Bakeries Holdings LLC, Third Amendment Refinancing Term Loan — First Lien (SOFR 1 month + 3.00%), 6.64%, 12/23/2030 (e)	987,525	994,112
2,998,483
Paper & Plastic Packaging Products & Materials — 1.5%
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	764,544	753,878

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper & Plastic Packaging Products & Materials — 1.5% (continued)
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	331,179	328,344
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	478,927	474,826
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	2,122,793	2,104,617
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)	731,270	725,008
Advanced Web Technologies (AWT), Fourth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	1,575,310	1,561,822
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	1,574,453	1,560,971
Advanced Web Technologies (AWT), Term Loan — First Lien (SOFR 3 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027‡ (b)(c)(d)	879,168	871,640
Golden West Packaging Group LLC, Term B‑1 Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.03%, 06/27/2031	2,739,471	1,793,203
10,174,309
Paper Products — 0.9%
R-Pac International Corp. (Project Radio), 2nd Amendment Term Loan — First Lien (SOFR 3 month + 5.25%), 8.89%, 12/31/2030‡ (b)(c)	5,845,220	5,845,220
Pharmaceuticals — 2.3%
Alvogen Pharma US, Inc., Loan — Second Lien (SOFR 3 month + 2.50%, 8.00% PIK), 14.23%, 03/01/2029‡	2,562,699	1,453,192

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals — 2.3% (continued)
Nephron Pharmaceuticals, LLC, FO Term Loan — First Lien (SOFR 3 month + 4.00%, 3.25% Floor), 7.73%, 12/30/2027‡ (b)(c)(d)	1,411,173	1,411,173
Nephron Pharmaceuticals, LLC, LO Term Loan — First Lien (SOFR 3 month + 9.20%, 3.25% Floor), 12.93%, 12/30/2027‡ (b)(c)(d)	4,797,130	4,773,144
Syner-G Intermediate Holdings, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 09/17/2030‡ (b)(c)	143,713	136,527
Syner-G Intermediate Holdings, LLC, Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 09/17/2030‡ (b)(c)(d)	8,540,599	8,113,569
15,887,605
Rail Transportation — 0.3%
Beacon Mobility Corp., 2026 Refinancing Delayed Draw Term Loan — First Lien (SOFR 3 month + 2.75%), 6.49%, 08/06/2030 (e)	60,241	60,401
Beacon Mobility Corp., 2026 Refinancing Term Loan — First Lien (SOFR 3 month + 2.75%), 6.48%, 08/06/2030 (e)	1,966,265	1,971,485
2,031,886
Real Estate Development — 1.5%
841 Prudential MOB LLC, Term Loan — First Lien (SOFR 1 month + 6.50%, 2.50% Floor), 10.11%, 10/09/2027‡ (b)(c)	9,837,838	9,837,837
Real Estate Services — 1.4%
Avison Young (Canada) Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 9.50%), 13.43%, 12/12/2027‡	504,217	479,006
Avison Young (Canada) Inc., First Out Term Loan — First Lien (SOFR 3 month + 6.25%), 10.17%, 03/13/2028	7,859,993	7,103,468
Avison Young (Canada) Inc., Initial Term Loan — First Lien (SOFR 3 month + 9.50%), 13.43%, 12/12/2027‡	1,355,041	1,287,289

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Real Estate Services — 1.4% (continued)
Avison Young (Canada) Inc., Second-Out Term Loan — First Lien (SOFR 3 month + 7.50%, 2.00% Floor), 11.43%, 03/12/2029‡	1,757,237	680,929
Avison Young (Canada) Inc., Third-Out Term Loan — First Lien (SOFR 3 month + 7.50%, 2.00% Floor), 11.41%, 03/12/2029‡	577,882	114,132
9,664,824
Research & Consulting Services — 6.9%
CC Amulet Management, LLC (Children’s Choice), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.98%, 08/31/2027‡ (b)(c)	300,545	300,545
CC Amulet Management, LLC (Children’s Choice), Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.91%, 08/31/2026‡ (b)(c)	47,249	47,250
CC Amulet Management, LLC (Children’s Choice), Second Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.94%, 08/31/2027‡ (b)(c)	3,148,654	3,148,654
CC Amulet Management, LLC (Children’s Choice), Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.93%, 08/31/2027‡ (b)(c)(d)	3,236,364	3,236,364
Citrin Cooperman Advisors LLC, Initial Term Loan — First Lien (SOFR 3 month + 3.00%), 6.73%, 04/01/2032 (e)	7,462	7,273
Eisner Advisory Group LLC, February 2024 Incremental Term Loan — First Lien (SOFR 1 month + 4.00%, 0.50% Floor), 7.64%, 02/28/2031 (e)	1,071,362	1,054,478
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.14%, 07/11/2029‡ (b)(c)	653,784	647,246
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.23%, 07/11/2029‡ (b)(c)(d)	9,850,000	9,751,500

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Research & Consulting Services — 6.9% (continued)
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.64%, 05/01/2031‡ (b)(c)	2,761,458	2,740,747
HFW Cos., LLC (fka HFW Holdings, LLC), Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 8.63%, 05/01/2031‡ (b)(c)	133,333	132,333
(PRIME 3 month + 4.00%), 10.75%, 05/01/2031‡ (b)(c)	100,000	99,250
HFW Cos., LLC (fka HFW Holdings, LLC), Term A Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 8.66%, 05/01/2031‡ (b)(c)(d)	6,195,223	6,148,759
Motus Group, LLC, Initial Term Loan — First Lien (SOFR 1 month + 3.75%, 0.50% Floor), 7.39%, 12/11/2028 (e)	987,469	841,205
PRGX Global, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.19%, 12/20/2030‡ (b)(c)(d)	3,118,421	3,063,911
Sagebrush Buyer, LLC (Province), Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 8.39%, 07/01/2030‡ (b)(c)(d)	9,147,640	9,147,640
Strategy Corps., LLC, Revolving Credit Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.16%, 06/28/2030‡ (b)(c)	299,406	294,915
Strategy Corps., LLC, Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.14%, 06/28/2030‡ (b)(c)(d)	6,463,816	6,366,859
47,028,929
Restaurants — 0.4%
Cooper’s Hawk Intermediate Holding, LLC, Closing Date Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 07/29/2031 (b)	2,545,101	2,544,312
Cooper’s Hawk Intermediate Holding, LLC, Revolving Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.14%, 07/29/2031‡ (b)	64,737	64,332
2,608,644

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Security & Alarm Services — 1.9%
LSF12 Crown US Commercial Bidco, LLC (Kidde Global Solutions), 2026 Refinancing Term Loan — First Lien (SOFR 1 month + 3.00%), 6.62%, 12/02/2031 (e)	2,447,762	2,456,734
SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.48%, 12/31/2029‡ (b)(c)(d)	10,255,850	10,255,850
SuperHero Fire Protection, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.61%, 12/31/2029‡ (b)(c)	376,347	376,347
13,088,931
Soft Drinks & Non-alcoholic Beverages — 0.4%
Pegasus BidCo B.V. (Refresco), 2026‑1 Dollar Term Loan — First Lien (SOFR 3 month + 2.75%), 6.17%, 07/12/2032	3,000,000	3,005,010
Specialized Consumer Services — 3.0%
Allwyn Entertainment Financing US LLC, Facility B — First Lien 11/24/2032 (g)	1,500,000	1,484,062
Case Works, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 10/01/2029‡ (b)(c)	746,918	694,634
Case Works, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 10/01/2029‡ (b)(c)	455,603	423,711
Case Works, LLC, Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 8.98%, 10/01/2029‡ (b)(c)(d)	4,975,808	4,627,502
LaserAway Intermediate Holdings II, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 9.69%, 10/14/2027‡ (b)(c)(d)	4,043,372	4,043,372
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 9.68%, 11/15/2030‡ (b)(c)	893,409	848,739
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien (PRIME 3 month + 5.00%), 11.75%, 11/15/2029‡ (b)(c)	13,636	12,954
Mammoth Holdings, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 9.73%, 11/15/2030‡ (b)(c)(d)	3,554,545	3,376,818

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Consumer Services — 3.0% (continued)
Owl Vans, LLC, Revolving Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.89%, 12/31/2030‡ (b)(c)	249,600	247,728
Owl Vans, LLC, Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 8.89%, 12/31/2030‡ (b)(c)(d)	2,451,378	2,432,993
Thermostat Purchaser III, Inc., Initial Term B‑1 Loan — First Lien (SOFR 3 month + 4.25%), 7.98%, 08/31/2028 (e)	2,203,627	2,182,141
20,374,654
Specialized Finance — 0.1%
iLending LLC, Revolving Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.38%, 12/21/2028‡ (b)(c)	5,255	5,256
iLending LLC, Term A Loan — First Lien (SOFR 1 month + 1.00%, 1.00% Floor, 5.00% PIK), 9.74%, 12/21/2028‡ (b)(c)(d)	661,403	241,412
iLending LLC, Term B Loan — First Lien 0.00%, 12/21/2028‡ (b)(c)(d)	663,743	—
Peak UK Bidco Ltd. (Stats Perform), Term Loan 2026 — First Lien (SOFR 3 month + 7.00%), 10.67%, 04/12/2030‡	647,679	627,439
874,107
Specialty Chemicals — 0.2%
RLG Holdings, LLC, 2022 Incremental Term Loan — First Lien (SOFR 3 month + 5.00%), 8.66%, 07/07/2028‡ (e)	2,596,167	1,259,141
RLG Holdings, LLC, Closing Date Initial Term Loan — First Lien (SOFR 3 month + 4.25%, 0.75% Floor), 8.18%, 07/07/2028 (e)	893,985	352,007
1,611,148
Systems Software — 0.2%
Perforce Software, Inc., 2024‑1 Refinancing Term Loan — First Lien (SOFR 1 month + 4.75%), 8.39%, 06/29/2029	2,962,406	1,670,590

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors — 0.5%
DXP Enterprises, Inc., 2025 Incremental Term Loan — First Lien (SOFR 1 month + 3.25%), 6.89%, 10/11/2030 (e)	1,970,100	1,981,389
Harrington Process Solutions (BCPE HIPH Parent Inc), HARPRO Term Loan B USD — First Lien 06/25/2033‡ (g)	1,356,688	1,360,080
Harrington Process Solutions (BCPE HIPH Parent Inc), HARPRO Term Loan B-DD USD — First Lien 06/25/2033‡ (g)	143,312	143,670
3,485,139
Trucking — 1.3%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien (SOFR 3 month + 2.50%, 1.00% Floor, 4.25% PIK), 10.58%, 02/03/2028‡ (b)(c)(d)	3,376,549	2,025,930
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien (SOFR 3 month + 2.50%, 1.00% Floor, 4.25% PIK), 10.58%, 02/03/2028‡ (b)(c)(d)	638,989	383,393
A&R Logistics Holdings, Inc., Tranche B Revolving Loan — First Lien (SOFR 3 month + 7.75%, 1.00% Floor), 0.00%, 06/29/2026‡ (b)(c)	145,601	145,601
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term B Loan — First Lien (SOFR 3 month + 2.25%), 5.98%, 08/15/2030 (e)	2,149,274	2,153,003
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan — Second Lien (SOFR 3 month + 7.00%, 0.50% Floor), 10.83%, 01/28/2030	5,000,000	4,306,800
9,014,727
Water Utilities — 0.9%
Waste Resource Management, Inc., Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 9.39%, 12/28/2029‡ (b)(c)	1,534,411	1,534,411
Waste Resource Management, Inc., Revolving Credit Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 9.39%, 12/28/2029‡ (b)(c)	155,181	155,181

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Water Utilities — 0.9% (continued)
Waste Resource Management, Inc., Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 9.39%, 12/28/2029‡ (b)(c)(d)	4,136,495	4,136,495
5,826,087
Total Senior Loans (Cost $576,546,709)		556,199,520
Public Structured Credit — 10.1%
Collateralized Loan Obligation — 5.8%
Anthelion CLO Ltd. (Cayman Islands) Series 2025‑2A, Class D1, (CME Term SOFR 3 Month + 3.20%), 6.87%, 04/20/2039 (h)(i)	2,000,000	2,003,290
Ares LXVII CLO Ltd. (Jersey) Series 2022‑67A, Class D1R, (CME Term SOFR 3 Month + 2.60%), 6.27%, 01/25/2038 (h)(i)	2,000,000	1,962,394
Capital Four US CLO Ltd. (Cayman Islands) Series 2025‑4A, Class D1, (CME Term SOFR 3 Month + 3.25%), 6.93%, 10/18/2038 (h)(i)	1,500,000	1,507,624
Elmwood CLO XI Ltd. (Cayman Islands) Series 2021‑4A, Class CR, (CME Term SOFR 3 Month + 1.80%), 5.48%, 01/20/2038 (h)(i)	5,000,000	5,014,315
Garnet CLO 5 Ltd. (Cayman Islands) Series 2026‑5A, Class C, (CME Term SOFR 3 Month + 1.75%), 5.46%, 04/20/2039 (h)(i)	2,200,000	2,181,175
KKR CLO 67 Ltd. (Cayman Islands) Series 2026‑67A, Class C1, (CME Term SOFR 3 Month + 1.70%), 5.47%, 07/15/2039 (h)(i)	3,000,000	3,002,250
Madison Park Funding LXI Ltd. (Jersey) Series 2023‑61A, Class CR, (CME Term SOFR 3 Month + 1.85%), 5.53%, 01/20/2039 (h)(i)	2,100,000	2,104,049
Madison Park Funding LXIX Ltd. (Cayman Islands) Series 2024‑69A, Class CR, (CME Term SOFR 3 Month + 1.90%), 5.54%, 07/25/2037 (h)(i)	5,000,000	5,004,530

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Collateralized Loan Obligation — 5.8% (continued)
Madison Park Funding XXXV Ltd. (Cayman Islands) Series 2019‑35A, Class D1R2, (CME Term SOFR 3 Month + 2.80%), 6.38%, 02/13/2039 (h)(i)	1,300,000	1,281,553
Neuberger Berman Loan Advisers CLO 34 Ltd. (Cayman Islands) Series 2019‑34A, Class D1R2, (CME Term SOFR 3 Month + 2.85%), 6.53%, 07/20/2039 (h)(i)	1,000,000	1,002,213
OFSI BSL XVI CLO Ltd. (Cayman Islands) Series 2026‑16A, Class D1, (CME Term SOFR 3 Month + 3.25%), 6.90%, 03/31/2039 (h)(i)	1,000,000	1,002,696
Silver Point CLO 16 Ltd. (Cayman Islands) Series 2026‑16A, Class C, (CME Term SOFR 3 Month + 1.75%), 5.41%, 04/18/2039 (h)(i)	2,470,000	2,476,494
Silver Point CLO 5 Ltd. Series 2024‑5A, Class D1, (CME Term SOFR 3 Month + 3.25%), 6.93%, 10/20/2037 (h)(i)	1,000,000	987,385
Sixth Street CLO XI Ltd. (Cayman Islands) Series 2018‑11A, Class CR2, (CME Term SOFR 3 Month + 1.85%), 5.50%, 04/25/2037 (h)(i)	2,000,000	2,011,302
Sycamore Tree CLO Ltd. (Cayman Islands) Series 2023‑2A, Class DR2, (CME Term SOFR 3 Month + 3.90%), 7.58%, 01/20/2037 (h)(i)	1,000,000	1,001,352
Symphony CLO 42 Ltd. (Bermuda) Series 2024‑42A, Class CR, (CME Term SOFR 3 Month + 1.80%), 5.43%, 04/17/2037 (h)(i)	1,250,000	1,251,347
Symphony CLO 43 Ltd. (Cayman Islands) Series 2024‑43A, Class CR, (CME Term SOFR 3 Month + 1.80%), 5.43%, 04/15/2037 (h)(i)	4,500,000	4,505,373
Voya CLO Ltd. (Cayman Islands) Series 2019‑4A, Class DR, (CME Term SOFR 3 Month + 3.46%), 7.13%, 01/15/2035 (h)(i)	1,250,000	1,253,066
39,552,408

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Residential Mortgage-Backed Securities — 2.3%
Ellington Financial Mortgage Trust Series 2026-NQM5, Class B1, 6.78%, 06/25/2071 (h)(i)	3,000,000	2,954,276
Ocwen Loan Investment Trust Series 2026-HB1, Class M4, 3.00%, 03/25/2039 (h)(j)	5,000,000	4,262,940
Series 2026-HB2, Class M4, 3.00%, 05/25/2039 (h)(i)	3,000,000	2,534,092
Series 2026-HB3, Class M4, 3.00%, 06/25/2039‡ (c)(h)(i)	4,000,000	3,365,860
Verus Securitization Trust Series 2026‑5, Class B2, 6.70%, 05/25/2071 (h)(i)	2,588,000	2,489,799
15,606,967
Commercial Mortgage-Backed Securities — 2.0%
FHLMC MSCR Trust Series 2026-MN13, Class B1, (30-Day Average SOFR + 4.50%), 8.13%, 03/25/2046 (h)(i)	2,500,000	2,519,874
Series 2026-MN14, Class M2, (30-Day Average SOFR + 2.70%), 6.29%, 06/25/2046 (h)(i)	5,800,000	5,799,434
Series 2026-MN14, Class B1, (30-Day Average SOFR + 4.30%), 7.89%, 06/25/2046 (h)(i)	5,000,000	4,998,045
13,317,353
Total Public Structured Credit (Cost $68,420,645)		68,476,728
	Shares
Common Stocks — 0.9%
Commodity Chemicals — 0.0%
A&A Global Imports LLC, Class A*‡ (b)(c)(d)	41	—
Construction & Engineering — 0.0% (f)
TSX Fiber Services, LLC (TriStrux), Class A*‡ (b)(c)(d)	1,739	32,493
32,493
IT Services — 0.9%
Solugenix Lenders I LLC*‡ (b)(c)	6,155,556	6,155,556

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 0.9% (continued)
Pharmaceuticals — 0.0%
WHF Equity Consideration LLC*‡ (b)(c)(d)	9	—
Real Estate Services — 0.0% (f)
Avison Young-Investments LLC (Canada)*‡ (d)	1,236	68
Avison Young-Investments LLC, Preference (Canada)*‡ (d)	1,950,816	107,295
107,363
Transportation Infrastructure — 0.0% (f)
Limetree Bay Cayman, Ltd.*‡ (c)	1,430	14
Total Common Stocks (Cost $7,252,659)		6,295,426
Principal Amount ($)
Corporate Bonds — 0.1%
Entertainment — 0.1%
Allen Media LLC 10.50%, 02/15/2028‡ (h) (Cost $2,721,331)	2,740,000	1,096,000
	Number of Warrants
Warrants — 0.0% (f)
Apparel Retail — 0.0% (f)
Xcel Brands, Inc., expiring 12/12/2034*‡ (b)(c)	5,751	3,048
Interactive Media & Services — 0.0%
Ingenio LLC, expiring 3/28/2030*‡ (b)(c)(d)	78	—
Total Warrants (Cost —)		3,048
	Shares
Short-Term Investments — 5.4%
Investment Companies — 5.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 3.60% (k) (Cost $36,559,369)	36,559,369	36,559,369
Total Investments — 98.3% (Cost $691,500,713)		668,630,091
Other Assets Less Liabilities — 1.7%		11,186,877
Net Assets — 100.0%		679,816,968

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR and Prime were utilized as benchmark lending rates for the senior loans at June 30, 2026. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)
Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended (“Securities Act”), or the Securities Exchange Act of 1934, as amended. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act. Total value of all such securities at June 30, 2026 amounted to $460,833,737, which represents approximately 67.79% of net assets of the Fund.
Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
1959 Holdings, LLC (Family Dollar), Term Loan — First Lien	11/12/25	$5,187,390	$100.00
360 Partners, LLC, Revolving Loan — First Lien	04/06/26 - 05/15/26	137,945	97.75
360 Partners, LLC, Term Loan — First Lien	08/07/25	1,028,091	97.75
841 Prudential MOB LLC, Term Loan — First Lien	10/09/24	9,769,465	100.00
A&A Global Imports LLC, Class A	02/15/24	—	0.00
A&A Global Imports, LLC, First Out Term Loan — First Lien	06/01/21 - 10/19/22	1,119,540	0.00
A&A Global Imports, LLC, Last Out Term Loan — First Lien	06/01/21 - 10/19/22	15,596	0.00
A&A Global Imports, LLC, Last Out Term Loan — First Lien	12/10/21 - 12/16/21	1,287,713	0.00
A&A Global Imports, LLC, New Revolving Loan — First Lien	02/14/24 - 05/06/26	88,109	48.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien	07/06/22 - 01/02/06	3,372,996	60.00
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien	08/01/22 - 04/02/26	638,719	60.00
A&R Logistics Holdings, Inc., Tranche B Revolving Loan — First Lien	02/05/26 - 06/11/26	142,047	100.00
Advanced Medical Management, LLC (Multi Specialty Healthcare) (MSCH), Amendment No. 9 Term Loan — First Lien	06/18/26	738,940	100.00
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien	03/14/24 - 07/02/24	763,676	98.60

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan — First Lien	05/09/23	$329,380	$99.14
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien	02/13/24	478,929	99.14
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien	10/18/22 - 07/02/24	2,114,290	99.14
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan — First Lien	03/24/25 - 09/08/25	723,768	99.14
Advanced Web Technologies (AWT), Fourth Amendment Incremental Term Loan — First Lien	07/02/24	1,562,802	99.14
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien	02/13/24 - 07/02/24	1,573,863	99.14
Advanced Web Technologies (AWT), Term Loan — First Lien	02/05/21 - 07/02/24	875,473	99.14
Advantmed Buyer Inc., Delayed Draw Term Loan — First Lien	03/21/25	1,140,391	99.00
Advantmed Buyer Inc., Initial Term Loan — First Lien	02/14/25	8,001,209	99.00
Air Buyer Inc. (Condata Global), Revolving Credit Loan — First Lien	12/01/25 - 12/30/25	220,023	87.00
Air Buyer Inc. (Condata Global), Term Loan — First Lien	07/23/24 - 04/02/26	3,237,655	87.00
Air Conditioning Specialist, Inc., Closing Date Term Loan — First Lien	11/19/24	4,897,390	99.50
Air Conditioning Specialist, Inc., Delayed Draw Term Loan — First Lien	11/29/24 - 08/22/25	1,699,746	99.50
Air Conditioning Specialist, Inc., Revolving Loan — First Lien	02/27/25 - 12/29/25	324,827	99.50
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien	02/03/23	119,828	100.00
Alpine SG, LLC (ASG), Initial Term Loan — First Lien	11/05/21	351,042	100.00
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien	05/13/22	184,215	100.00
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien	11/24/21	340,688	100.00
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan A — First Lien	03/14/22	126,563	93.58

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan B — First Lien	03/14/22	$215,283	$94.00
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan C — First Lien	11/09/21 - 11/09/23	604,528	93.57
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien	02/05/21 - 03/14/22	2,092,361	94.00
Apella Capital, LLC, Delayed Draw Term Loan — First Lien	08/30/24 - 12/27/24	244,418	100.00
Apella Capital, LLC, First Amendment Delayed Draw Term Loan — First Lien	12/27/24 - 06/03/25	289,504	100.00
Apella Capital, LLC, First Amendment Term Loan — First Lien	12/04/24	575,251	100.00
Apella Capital, LLC, Initial Term Loan — First Lien	03/01/24	1,230,017	100.00
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan — First Lien	06/03/25 - 06/27/25	979,313	100.00
Apella Capital, LLC, Second Amendment Term Loan — First Lien	03/06/25	970,245	100.00
Apella Capital, LLC, Third Amendment Delayed Draw Loan — First Lien	06/27/25 - 09/09/25	341,321	100.00
AppHub LLC, Delayed Draw Term Loan — First Lien	10/04/22 - 04/02/24	361,439	99.00
AppHub LLC, June 2024 Delayed Draw Term Loan — First Lien	08/29/24	2,007,399	99.00
AppHub LLC, Revolving Credit Loan — First Lien	09/25/25	102,169	99.00
AppHub LLC, Term Loan — First Lien	09/29/22	2,609,131	99.00
APS Acquisition Holdings, LLC, Delayed Draw Term Loan — First Lien	04/08/25 - 04/01/26	2,200,861	99.50
APS Acquisition Holdings, LLC, Initial Term Loan — First Lien	07/10/24	6,057,020	99.50
Argano, LLC, 2025 Delayed Draw Term Loan — First Lien	04/03/25 - 12/31/25	2,008,880	100.00
Argano, LLC, Initial Term Loan — First Lien	09/13/24 - 04/10/25	7,541,505	100.00
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien	12/13/24 - 07/21/25	2,890,643	99.75
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien	07/01/22 - 10/31/25	1,262,836	91.50

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien	07/27/22 - 10/31/25	$2,828,605	$91.41
Bandon Fitness Texas, Inc., Revolving Loan — First Lien	04/23/25	243,792	91.40
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien	02/13/24	1,198,334	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien	09/30/22	2,829,511	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	09/30/22 - 06/05/26	320,614	100.00
BCDI Rodeo Dental Buyer, LLC (Toothfairy), 2026 Extended Term Loan — First Lien	06/16/26	2,028,467	100.00
Blazing Star Parent, LLC, Closing Date Term Loan — First Lien	11/12/25	7,747,229	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan — First Lien	05/31/24	889,093	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan — First Lien	04/19/24	2,042,480	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien	12/21/21 - 02/13/24	4,594,983	100.00
Case Works, LLC, Delayed Draw Term Loan — First Lien	12/13/24 - 09/26/25	744,507	93.00
Case Works, LLC, Revolving Loan — First Lien	12/11/24 - 02/19/26	451,742	93.00
Case Works, LLC, Term Loan — First Lien	10/01/24	4,933,017	93.00
CC Amulet Management, LLC (Children’s Choice), Delayed Draw Term Loan — First Lien	08/31/21	300,206	100.00
CC Amulet Management, LLC (Children’s Choice), Revolving Loan — First Lien	12/16/22	47,087	100.00
CC Amulet Management, LLC (Children’s Choice), Second Amendment Delayed Draw Term Loan — First Lien	08/30/24 - 02/11/26	3,140,294	100.00
CC Amulet Management, LLC (Children’s Choice), Term Loan — First Lien	08/31/21 - 08/09/24	3,221,687	100.00
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan — First Lien	04/11/25 - 05/01/26	2,059,115	100.00

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan — First Lien	03/27/25	$6,767,675	$100.00
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan — First Lien	05/13/25 - 03/31/26	419,178	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche A Term Loan — First Lien	06/15/22 - 06/15/22	873,858	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche B Term Loan — First Lien	09/30/22	970,985	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche C Term Loan — First Lien	03/19/24 - 08/04/25	1,966,054	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Initial Term Loan — First Lien	09/16/21	2,148,160	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan — First Lien	09/02/25 - 03/03/26	39,501	93.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan — First Lien	11/24/21 - 06/09/22	1,756,534	93.00
Cooper’s Hawk Intermediate Holding, LLC, Closing Date Initial Term Loan — First Lien	07/28/25	2,514,632	99.97
Cooper’s Hawk Intermediate Holding, LLC, Revolving Loan — First Lien	06/18/26	64,367	99.38
Danforth Health, Inc., Delayed Draw Term Loan — First Lien	10/24/24	672,542	100.00
Danforth Health, Inc., First Amendment Incremental Term Loan — First Lien	12/01/22	946,441	100.00
Danforth Health, Inc., Fourth Amendment Incremental Term Loan — First Lien	08/30/24	1,860,771	100.00
Danforth Health, Inc., Initial Term Loan — First Lien	05/13/22	1,204,449	100.00
Danforth Health, Inc., Revolving Credit Loan — First Lien	12/09/21 - 02/26/26	67,335	100.00
Danforth Health, Inc., Second Amendment Incremental Term Loan — First Lien	05/24/24	7,107,103	100.00
Data Driven Intermediate, LLC, Term Loan — First Lien	05/01/25	2,426,500	100.00
EiKO Global, LLC, Revolving Credit Loan — First Lien	09/02/25 - 09/09/25	3,381,355	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan A — First Lien	12/01/23	73,520	100.00

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Elevate HD Parent, Inc., Delayed Draw Term Loan B — First Lien	08/09/24 - 02/13/26	$1,715,710	$100.00
Elevate HD Parent, Inc., Initial Term Loan — First Lien	08/18/23	3,125,875	100.00
Elevate HD Parent, Inc., Revolving Loan — First Lien	02/24/26 - 05/27/26	256,388	100.00
Eliassen Group, LLC, Initial Delayed Draw Term Loan — First Lien	03/31/22 - 09/29/23	169,231	97.75
Eliassen Group, LLC, Initial Term Loan — First Lien	08/03/22	2,343,534	97.75
Endo1 Partners, LLC, Initial Term Loan — First Lien	05/23/25	1,489,509	99.75
Endo1 Partners, LLC, Last Out Term Loan — First Lien	05/23/25	5,590,897	99.50
Endo1 Partners, LLC, Revolving Loan — First Lien	05/23/25 - 04/16/26	562,954	99.75
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan — First Lien	12/20/24	4,341,700	100.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien	03/20/23	1,375,739	100.00
Epic Staffing Group (Cirrus/Tempus/ Explorer Investor), Initial Term Loan — First Lien	06/27/22 - 09/15/23	4,688,451	74.75
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien	12/18/23	6,808,489	100.00
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Delayed Draw Term Loan — First Lien	01/22/26	1,023,179	100.00
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Initial Term Loan — First Lien	01/08/24	2,731,401	100.00
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Revolving Credit Loan — First Lien	01/27/26	255,362	100.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan — First Lien	07/11/24 - 04/06/26	646,238	99.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan — First Lien	07/11/24	9,750,856	99.00
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan — First Lien	05/01/25 - 06/01/26	2,752,008	99.25
HFW Cos., LLC (fka HFW Holdings, LLC), Revolving Loan — First Lien	04/30/26 - 06/16/26	230,748	99.25

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
HFW Cos., LLC (fka HFW Holdings, LLC), Term A Loan — First Lien	05/01/25	$6,137,126	$99.25
Houseworks Holdings, Fourth Amendment Term Loan — First Lien	05/28/24	2,565,358	99.00
Houseworks Holdings, Revolving Loan — First Lien	12/31/24 - 03/02/26	263,799	99.00
Houseworks Holdings, Third Amendment Delayed Draw Term Loan — First Lien	08/02/24 - 02/28/25	715,057	99.00
Houseworks Holdings, Third Amendment Term Loan — First Lien	09/01/23	1,623,309	99.00
Hydrofarm Holdings Group, Inc., Term Loan — First Lien	12/10/21 - 03/18/22	1,104,185	27.00
iLending LLC, Revolving Loan — First Lien	03/23/26	5,227	100.00
iLending LLC, Term A Loan — First Lien	05/16/25	625,616	36.50
iLending LLC, Term B Loan — First Lien	05/16/25	625,552	0.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan — First Lien	02/29/24 - 07/15/24	6,691,432	99.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien	02/29/24 - 07/15/24	2,027,779	99.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan — First Lien	10/03/25	207,801	99.00
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan — First Lien	10/22/21 - 05/06/22	1,857,694	99.75
Ingenio LLC	03/28/25	—	0.00
Ingenio LLC, First Amendment Term Loan — First Lien	04/28/22	4,303,637	92.99
Ingenio LLC, Term Loan — First Lien	08/03/21	1,374,840	93.00
IPM MSO Management, LLC, Closing Date Term Loan — First Lien	12/10/21	737,583	97.00
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien	06/15/22	88,739	97.00
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien	05/10/22	202,995	97.00
Irving Parent, Corp. (Quisitive), Initial Term Loan — First Lien	03/11/25	10,068,178	98.00
Irving Parent, Corp. (Quisitive), Revolving Credit Loan — First Lien	05/27/26	147,454	98.00
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien	05/17/22 - 09/27/24	6,520,963	100.00
LaserAway Intermediate Holdings II, LLC, Initial Term Loan — First Lien	07/27/22 - 09/11/23	4,022,159	100.00

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Lash OpCo, LLC, Initial Term Loan — First Lien	02/05/21	$2,095,786	$94.91
LBH Services, LLC, Delayed Draw Term Loan — First Lien	03/28/22	309,044	68.87
LBH Services, LLC, Revolving Loan — First Lien	03/28/22 - 02/17/23	777,002	69.00
LBH Services, LLC, Term Loan — First Lien	03/28/22	1,486,788	68.87
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien	02/13/24	565,049	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien	12/10/21	1,676,662	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	01/23/23 - 01/26/26	269,669	100.00
LMSI Buyer, LLC, Initial Term Loan — First Lien	12/10/21 - 11/09/23	2,099,212	92.00
LMSI Buyer, LLC, Revolving Credit Loan — First Lien	10/25/21 - 01/05/26	443,896	92.00
MAG DS Corp., Initial Term Loan — First Lien	01/07/26 - 02/05/21	1,925,234	99.90
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien	11/14/23	887,415	95.00
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien	06/26/26	13,493	95.00
Mammoth Holdings, LLC, Initial Term Loan — First Lien	11/14/23	3,503,439	95.00
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien	04/08/21	1,407,892	95.50
McHale & McHale Landscape Design, LLC, Closing Date Term Loan — First Lien	07/16/25	2,477,741	100.00
McHale & McHale Landscape Design, LLC, Delayed Draw Term Loan — First Lien	12/01/25 - 05/01/26	668,450	100.00
Medrina, LLC, Initial Term Loan — First Lien	10/20/23	5,303,139	100.00
Medrina, LLC, Primary Delayed Draw Term Loan — First Lien	01/22/25	945,189	100.00
Monarch Behavioral Therapy, LLC, Closing Date Term Loan — First Lien	06/06/24	9,372,636	99.50
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien	06/06/24	1,448,861	99.50

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Monarch Behavioral Therapy, LLC, Revolving Loan — First Lien	12/30/24 - 10/22/25	$989,449	$99.50
Montana Buyer Inc., Initial Term Loan — First Lien	06/15/22	2,580,376	100.00
National Convenience Distributors, LLC, Delayed Draw Term Loan — First Lien	10/08/25	627,390	100.00
National Convenience Distributors, LLC, Initial Term Loan — First Lien	10/08/25	4,994,969	100.00
Nephron Pharmaceuticals, LLC, FO Term Loan — First Lien	01/31/25	1,399,907	100.00
Nephron Pharmaceuticals, LLC, LO Term Loan — First Lien	01/31/25	4,739,658	99.50
Newcleus, LLC, Initial Term Loan — First Lien	08/04/21	31,206	99.49
Newcleus, LLC, Initial Term Loan — First Lien	08/02/21	1,156,831	99.49
Owl Vans, LLC, Revolving Loan — First Lien	09/26/25	246,685	99.25
Owl Vans, LLC, Term Loan — First Lien	12/31/24	2,427,070	99.25
Penney Holdings LLC (Catalyst Brands), Initial Term Loan — First Lien	11/12/25	5,867,545	100.00
Prescott’s Inc. (aka Greenjacket), Delayed Draw Term Loan — First Lien	10/24/25	1,181,993	100.00
Prescott’s Inc. (aka Greenjacket), Term Loan — First Lien	12/30/24	3,978,051	100.00
PRGX Global, Inc., Initial Term Loan — First Lien	02/20/25	3,092,964	98.25
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien	06/30/23	1,929,672	100.00
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan — First Lien	02/13/24	1,941,765	100.00
Quorum Health Resources (QHR), Term Loan — First Lien	05/28/21	1,024,772	100.00
R.L. James, Inc. (HH Restore Acquisition), Closing Date Term Loan — First Lien	02/15/23	927,526	100.00
R.L. James, Inc. (HH Restore Acquisition), Delayed Draw Term Loan — First Lien	12/15/23 - 08/07/25	877,809	100.00
R.L. James, Inc. (HH Restore Acquisition), First Amendment Incremental Term Loan — First Lien	08/07/25	305,598	100.00
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan — First Lien	01/16/26 - 06/03/26	267,826	100.00

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
R.L. James, Inc. (HH Restore Acquisition), Third Amendment Incremental Term Loan — First Lien	01/16/26	$2,085,286	$100.00
Rachel Zoe Creations, LLC, Term Loan — First Lien	12/15/25	4,575,016	100.00
R-Pac International Corp. (Project Radio), 2nd Amendment Term Loan — First Lien	05/19/26	5,845,220	100.00
Sagebrush Buyer, LLC (Province), Initial Term Loan — First Lien	07/01/24	9,044,508	100.00
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien	11/18/22	3,174,040	100.00
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan — First Lien	04/09/25	3,167,157	100.00
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan — First Lien	08/01/25 - 03/13/26	1,561,548	100.00
SHO Holding I Corp., Tranche A Term Loan — First Lien	04/05/24 - 04/05/24	532,137	100.00
Solugenix Corp.	12/16/24	6,124,778	1.00
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan — First Lien	08/20/24 - 08/14/25	419,251	77.00
SR Landscaping, LLC, Closing Date Term Loan — First Lien	10/30/23	2,616,429	77.00
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien	10/30/23	874,811	77.00
SR Landscaping, LLC, Revolving Loan — First Lien	10/30/23 - 08/20/25	440,749	77.00
Strategy Corps., LLC, Revolving Credit Loan — First Lien	03/14/25 - 01/09/26	296,064	98.50
Strategy Corps., LLC, Term Loan — First Lien	06/28/24	6,400,873	98.50
Streetmasters Intermediate, Inc., Revolving Loan — First Lien	04/17/25 - 03/27/26	249,075	99.50
Streetmasters Intermediate, Inc., Term Loan — First Lien	04/17/25	5,030,641	99.50
SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan — First Lien	07/31/25	10,122,184	100.00
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	09/26/25 - 06/11/26	374,094	100.00
Syner-G Intermediate Holdings, LLC, Revolving Loan — First Lien	03/25/26	142,176	95.00
Syner-G Intermediate Holdings, LLC, Term Loan — First Lien	09/17/24	8,467,679	95.00

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien	11/16/21	$2,218,123	$100.00
The Mutual Group, LLC, Term Loan — First Lien	01/31/24	4,713,875	100.00
Thornton Carpet, LLC, Closing Date Term Loan — First Lien	05/15/25	2,232,016	99.00
Thornton Carpet, LLC, Revolving Loan — First Lien	04/17/26	170,732	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan — First Lien	07/12/24	4,848,429	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan — First Lien	07/17/25 - 02/10/26	2,328,729	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan — First Lien	03/09/26 - 05/18/26	741,662	99.00
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan — First Lien	01/02/25 - 04/04/25	5,299,851	100.00
Tricor, LLC, Amendment No.3 Incremental Term Loan — First Lien	07/05/24	1,786,071	100.00
Tricor, LLC, Delayed Draw Term Loan — First Lien	02/13/24 - 02/13/24	704,066	100.00
Tricor, LLC, Term Loan — First Lien	10/22/21	1,872,202	100.00
Triple Crown Consulting, LLC, Revolving Loan — First Lien	06/02/26 - 06/03/26	35,734	100.00
Triple Crown Consulting, LLC, Term A Loan — First Lien	06/02/23	1,049,807	100.00
TSX Fiber Services, LLC (TriStrux), Class A	05/11/26	—	18.68
TSX Fiber Services, LLC (Tristrux), Revolver — First Lien	05/11/26	192,584	100.00
TSX Fiber Services, LLC (Tristrux), Term Loan A — First Lien	05/11/26	290,596	100.00
TSX Fiber Services, LLC (Tristrux), Term Loan B — First Lien	05/11/26	327,979	100.00
Unified Patents, LLC, Term A Loan — First Lien	12/23/24	6,981,503	100.00
Violet Utility Buyer, LLC (Vannguard), Initial Term Loan — First Lien	07/24/25	3,918,729	98.00
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan — First Lien	03/17/26 - 05/27/26	754,765	98.00
Visante Acquisition, LLC, Initial Term Loan — First Lien	01/31/24	4,829,392	100.00

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Waste Resource Management, Inc., Delayed Draw Term Loan — First Lien	12/28/23 - 05/19/25	$1,529,437	$100.00
Waste Resource Management, Inc., Revolving Credit Loan — First Lien	03/26/26 - 04/28/26	153,681	100.00
Waste Resource Management, Inc., Term Loan — First Lien	12/28/23	4,096,205	100.00
WHF Equity Consideration LLC	01/01/26	—	0.00
Xcel Brands, Inc.	03/25/25	—	0.53
XPT Partners, LLC, 2024 Delayed Draw Term Loan — First Lien	12/10/24 - 04/16/26	995,783	100.00
XPT Partners, LLC, 2024 Revolving Loan — First Lien	12/10/24 - 08/15/25	112,055	100.00
XPT Partners, LLC, Closing Date Term Loan — First Lien	12/10/24	4,172,191	100.00
		$469,998,480
(c)
Security fair valued as of June 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at June 30, 2026 amounted to $453,137,526, which represents approximately 66.66% of net assets of the Fund.
(d)
The Ally Credit Facility is secured by a lien on all or a portion of the security. See Note 10 for additional details.
(e)
The JPM Credit Facility is secured by a lien on all or a portion of the security. See Note 10 for additional details.
(f)
Represents less than 0.05% of net assets.
(g)
All or a portion of this position has not yet settled as of June 30, 2026. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.
(h)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at June 30, 2026 amounted to $69,572,728, which represents approximately 10.23% of net assets of the Fund.
(i)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of June 30, 2026.
(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of June 30, 2026.
(k)
Represents 7-day effective yield as of June 30, 2026.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,096,966
Aggregate gross unrealized depreciation	(25,967,588)
Net unrealized depreciation	$(22,870,622)
Federal income tax cost of investments	$691,500,713

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund  |  Consolidated Schedule of Investments  |  June 30, 2026 (unaudited)

Abbreviations

CLO
— Collateralized Loan Obligations
FHLMC
— Federal Home Loan Mortgage Corp.
PIK
— Pay in Kind
Preference
—
A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SOFR
— Secured Overnight Financing Rate
USD
— United States Dollar

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

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Consolidated Statement of Assets and Liabilities

June 30, 2026 (unaudited)

First Eagle Credit Opportunities Fund*
Assets
Investments (Cost $691,500,713) (Note 2 and Note 3)	$668,630,091
Cash	5,197,090
Receivable for investments sold	13,583,551
Foreign tax reclaims receivable	98,718
Unrealized appreciation on unfunded delayed draw loan commitments (Note 9)	237,228
Receivable for Fund shares sold	1,805,972
Accrued interest and dividends receivable	4,423,723
Due from adviser (Note 6)	1,104,125
Other assets	2,153,672
Total Assets	697,234,170
Liabilities
Investment advisory fees payable (Note 6)	695,148
Payable for investments purchased	10,992,677
Distribution fees payable (Note 7)	29,879
Administrative fees payable (Note 6)	285,333
Service fees payable (Note 7)	10,000
Trustee fees payable	4,392
Payable for dividends to shareholders	3,800,711
Unrealized depreciation on unfunded/delayed draw loan commitments (Note 9)	124,895
Unused commitment fee	639,063
Accrued expenses and other liabilities	835,104
Total Liabilities	17,417,202
Commitments and contingent liabilities^	—
Net Assets	$679,816,968
Net Assets Consist of
Paid in capital	$772,887,747
Total distributable earnings (losses)	(93,070,779)
Net Assets	$679,816,968

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2026 (unaudited)

	First Eagle Credit Opportunities Fund*
Class A
Net Assets	$48,116,892
Shares Outstanding	2,183,351
Net asset value per share and redemption proceeds per share	$22.04
Offering price per share (NAV per share plus maximum sales charge)	$22.61	(1)
Class A‑2
Net Assets	$48,257,160
Shares Outstanding	2,193,306
Net asset value per share and redemption proceeds per share	$22.00
Offering price per share (NAV per share plus maximum sales charge)	$22.56	(1)
Class I
Net Assets	$583,442,916
Shares Outstanding	26,617,683
Net asset value per share and redemption proceeds per share	$21.92
*
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.
^
See Note 6 and Note 9 in the Notes to the Consolidated Financial Statements.
(1)
The maximum sales charge is 2.50% for Class A and Class A‑2 shares. Class I shares have no front-end sales charges.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Consolidated Statement of Operations

Period ended June 30, 2026 (unaudited)

First Eagle Credit Opportunities Fund*
Investment Income
Interest	$32,831,196
Dividends	1,611,431
Total Income	34,442,627
Expenses
Investment advisory fees (Note 6)	4,464,841
Distribution fees (Note 7)
Class A	60,213
Class A‑2	125,663
Shareholder servicing agent fees	600,903
Service fees (Note 7)
Class A‑2	62,831
Administrative fees (Note 6)	467,635
Professional fees	511,487
Custodian and accounting fees	357,938
Shareholder reporting fees	153,724
Trustees’ fees (Note 6)	14,270
Interest expense and fees on borrowings (Note 10)	3,494,409
Registration and filing fees	34,889
Other expenses	86,286
Total Expenses	10,435,089
Expense waiver (Note 6)	(4,758,659)
Expense reductions due to earnings credits (Note 2)	(140,509)
Net Expenses	5,535,921
Net Investment Income (Note 2)	28,906,706
Realized and Unrealized Gains (Losses) on Investments and Unfunded Delayed Draw Loan Commitments (Note 2 and Note 9)
Net realized gains (losses) from:
Transactions in investments	(4,728,304)
(4,728,304)
Changes in unrealized appreciation (depreciation) of:
Investments	(6,102,325)
Unfunded delayed draw loan commitments	118,477
(5,983,848)
Net realized and unrealized (losses) on investments and unfunded delayed draw loan commitments	(10,712,152)
Net Increase in Net Assets Resulting from Operations	$18,194,554
*
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Consolidated Statements of Changes in
Net Assets

	First Eagle Credit Opportunities Fund
For the Six Months ended June 30, 2026 (unaudited)*	For the year ended December 31, 2025**
Operations
Net investment income	$28,906,706	$69,647,677
Net realized (loss) from investments	(4,728,304)	(23,514,571)
Change in unrealized (depreciation) of investments	(5,983,848)	(861,951)
Net increase in net assets resulting from operations	18,194,554	45,271,155
Distributions to Shareholders
Distributable earnings:
Class A	(2,169,821)	(4,168,584)
Class A‑2	(2,176,386)	(3,719,336)
Class I	(27,274,752)	(59,999,848)
Decrease in net assets resulting from distributions	(31,620,959)	(67,887,768)
Fund Share Transactions
Class A
Net proceeds from shares sold	7,855,755	6,454,558
Net asset value of shares issued for reinvested dividends and distributions	553,769	917,443
Cost of shares redeemed***	(7,997,818)	(8,679,207)
Increase (decrease) in net assets from Class A share transactions	411,706	(1,307,206)
Class A‑2
Net proceeds from shares sold	4,085,567	11,997,792
Net asset value of shares issued for reinvested dividends and distributions	1,232,066	2,415,586
Cost of shares redeemed***	(7,335,445)	(1,950,390)
Increase (decrease) in net assets from Class A‑2 share transactions	(2,017,812)	12,462,988
Class I
Net proceeds from shares sold	30,575,413	109,066,155
Net asset value of shares issued for reinvested dividends and distributions	5,515,601	12,249,019
Cost of shares redeemed	(101,168,042)	(205,651,853)
Decrease in net assets from Class I share transactions	(65,077,028)	(84,336,679)
Decrease in net assets from Fund share transactions	(66,683,134)	(73,180,897)
Net decrease in net assets	(80,109,539)	(95,797,510)
Net Assets (Note 2)
Beginning of period	759,926,507	855,724,017
End of period	$679,816,968	$759,926,507

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Consolidated Statements of Changes in
Net Assets (continued)

	First Eagle Credit Opportunities Fund
For the Six Months ended June 30, 2026 (unaudited)*	For the year ended December 31, 2025**
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	2,164,982	2,223,369
Shares sold	350,877	285,447
Shares issued on reinvestment of distributions	24,978	40,574
Shares redeemed***	(357,486)	(384,408)
Shares outstanding, end of period	2,183,351	2,164,982
Class A‑2
Shares outstanding, beginning of period	2,284,747	1,734,778
Shares sold	183,688	529,369
Shares issued on reinvestment of distributions	55,650	107,016
Shares redeemed	(330,779)	(86,416)
Shares outstanding, end of period	2,193,306	2,284,747
Class I
Shares outstanding, beginning of period	29,536,279	33,297,558
Shares sold	1,384,089	4,826,998
Shares issued on reinvestment of distributions	250,044	545,054
Shares redeemed***	(4,552,729)	(9,133,331)
Shares outstanding, end of period	26,617,683	29,536,279
*
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.
**
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.
***
Including class exchanges.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Consolidated Statement of Cash Flows

Period ended June 30, 2026 (unaudited)

First Eagle Credit Opportunities Fund*
Cash Flows Provided by (Used in) Operating Activities:
Net increase in net assets resulting from operations	$18,194,554
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(147,864,662)
Proceeds from sale and paydowns of investments	235,908,834
Net decrease in short-term investments	52,729,713
Realized (gain) loss on investments	4,728,304
Change in unrealized (appreciation) depreciation on investments	6,102,325
Amortization (accretion) of bond and bank loan premium (discount)	(1,735,327)
Change in unrealized (appreciation) depreciation on unfunded delayed draw loan commitments	(118,477)
(Increases) decreases in operating assets:
Foreign tax reclaims receivable	(34,003)
Accrued interest and dividends receivable	(122,608)
Due from adviser	282,264
Other assets	1,247,516
Increases (decreases) in operating liabilities:
Investment advisory fees payable	(204,524)
Administrative fees payable	184,886
Distribution fees payable	(2,007)
Service fees payable	(786)
Trustee fees payable	4,392
Interest expense and fees payable	(1,110,360)
Unused commitment fee	342,643
Accrued expenses and other liabilities	(211,819)
Net cash provided by (used in) operating activities	$168,320,858
Cash Flows Provided by (Used in) Financing Activities:
Proceeds from shares sold	36,842,855
Payments on shares redeemed	(111,004,283)
Cash distributions paid	(24,978,169)
Borrowings under Credit Facility	4,500,000
Repayments under Credit Facility	(101,150,000)
Deferred financing cost	(343,688)
Net cash provided by (used in) financing activities	$(196,133,285)
Net change in cash	(27,812,427)
Cash, beginning of period	33,009,517
Cash, end of period	$5,197,090

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $3,247,401 for stated interest expense and unused commitment fees.

Non-cash financing activities consist of reinvestment of distributions in the amount of $7,301,436 and share exchanges in the amount of $5,497,022.

*
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Financial Highlights

Per share operating performance*
Class A	For the Six Months Ended June 30, 2026** (unaudited)	For the Year Ended December 31, 2025***	For the Year Ended December 31, 2024***	For the Year Ended December 31, 2023****	For the Year Ended December 31, 2022****	For the Year Ended December 31, 2021****
Investment Operations
Net asset value, beginning of period	$22.47	$23.09	$23.79	$23.47	$26.22	$25.48
Net investment income	0.91	1.93	2.24	2.49	2.10	2.10
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments†	(0.35)	(0.66)	(0.54)	0.20	(2.93)	0.53
Total investment operations	0.56	1.27	1.70	2.69	(0.83)	2.63
Less Dividends and Distributions
From net investment income	(0.99)	(1.89)	(2.40)	(2.37)	(1.91)	(1.81)
From capital gains	—	—	—	—	(0.01)	(0.08)
Total distributions	(0.99)	(1.89)	(2.40)	(2.37)	(1.92)	(1.89)
Net asset value, end of period	$22.04	$22.47	$23.09	$23.79	$23.47	$26.22
Total return(a)	2.57	%(b)	5.76%	7.49%	12.03%	(3.23)%	10.60%
Net assets, end of period (thousands)	$48,117	$48,650	$51,348	$24,269	$12,844	$7,592
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	3.18	%(c)	3.85%	3.66%	3.87%	3.76%	4.83%
Operating expenses including earnings credits and/or fee waivers	1.77	%(c)(d)	3.23	%(d)	3.51	%(d)	3.65	%(d)	2.62	%(d)	2.28	%(d)
Net investment income excluding earnings credits and/or fee waivers	6.80	%(c)	7.92%	9.43%	10.32%	7.36%	5.47%
Net investment income including earnings credits and/or fee waivers	8.22	%(c)	8.54%	9.58%	10.55%	8.50%	8.02%
Supplemental Data
Portfolio turnover rate	21.70	%(b)	71.53%	112.01%	68.91%	49.93%	73.15%

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Financial Highlights

*
Per share amounts have been calculated using the average shares method.
**
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.
***
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.
****
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchases of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.
(a)
Does not take into account the sales charge of 2.50% for Class A shares. Prior to April 30, 2022, the sales charge for Class A was 3.50%, which was also not taken into account.
(b)
Not annualized.
(c)
Annualized.
(d)
Interest expense and fees relate to the credit facility transactions (See Note 2(e)) representing 1.02%, 1.45%, 1.26%, 1.40%, 0.85% and 1.15% for the period January 1, 2026 to June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.75%, 1.78%, 2.25%, 2.25%, 1.77% and 1.13% for the period January 1, 2026 to June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Financial Highlights

Per share operating performance*
Class A‑2	For the Six Months Ended June 30, 2026** (unaudited)		For the Year Ended December 31, 2025***	For the Year Ended December 31, 2024***	For the Year Ended December 31, 2023****	For The Period 5/31/22^‑12/31/22****
Investment Operations
Net asset value, beginning of period	$22.44		$23.06		$23.70		$23.42		$24.94
Net investment income	0.86		1.85		2.16		2.42		1.18
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments†	(0.35)		(0.66)		(0.52)		0.16		(1.51)
Total investment operations	0.51		1.19		1.64		2.58		(0.33)
Less Dividends and Distributions
From net investment income	(0.95)		(1.81)		(2.28)		(2.30)		(1.18)
From capital gains	—		—		—		—		(0.01)
Total distributions	(0.95)		(1.81)		(2.28)		(2.30)		(1.19)
Net asset value, end of period	$22.00		$22.44		$23.06		$23.70		$23.42
Total return(a)	2.34	%(b)	5.39%		7.26%		11.52%		(1.34	)%(b)
Net assets, end of period (thousands)	$48,257		$51,266		$39,999		$12,940		$99
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	3.58	%(c)	4.18%		3.90%		4.35%		4.39	%(c)
Operating expenses including earnings credits and/or fee waivers	2.16	%(c)(d)	3.53	%(d)	3.78	%(d)	4.14	%(d)	3.57	%(c)(d)
Net investment income excluding earnings credits and/or fee waivers	6.40	%(c)	7.56%		9.14%		10.05%		7.50	%(c)
Net investment income including earnings credits and/or fee waivers	7.82	%(c)	8.20%		9.26%		10.26%		8.32	%(c)
Supplemental Data
Portfolio turnover rate	21.70	%(b)	71.53%		112.01%		68.91%		49.93	%(b)

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Financial Highlights

^
Inception date.
*
Per share amounts have been calculated using the average shares method.
**
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.
***
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.
****
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchases of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.
(a)
Does not take into account the sales charge of 2.50% for Class A shares.
(b)
Not annualized.
(c)
Annualized.
(d)
Interest expense and fees relate to the credit facility transactions (See Note 2(e)) representing 1.02%, 1.45%, 1.26%, 1.39% and 0.82% for the period January 1, 2026 to June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023 and the period May 31, 2022 to December 31, 2022, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 1.14%, 2.08%, 2.52%, 2.75% and 2.75% for the period January 1, 2026 to June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023 and the period May 31, 2022 to December 31, 2022, respectively.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Financial Highlights

Per share operating performance*
Class I	For the Six Months Ended June 30, 2026** (unaudited)	For the Year Ended December 31, 2025***	For the Year Ended December 31, 2024***	For the Year Ended December 31, 2023****	For the Year Ended December 31, 2022****	For the Year Ended December 31, 2021****
Investment Operations
Net asset value, beginning of period	$22.35	$22.96	$23.66	$23.38	$26.19	$25.47
Net investment income	0.93	1.98	2.37	2.55	2.17	2.27
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments†	(0.35)	(0.65)	(0.60)	0.21	(2.94)	0.57
Total investment operations	0.58	1.33	1.77	2.76	(0.77)	2.84
Less Dividends and Distributions
From net investment income	(1.01)	(1.94)	(2.47)	(2.48)	(2.03)	(2.04)
From capital gains	—	—	—	—	(0.01)	(0.08)
Total distributions	(1.01)	(1.94)	(2.47)	(2.48)	(2.04)	(2.12)
Net asset value, end of period	$21.92	$22.35	$22.96	$23.66	$23.38	$26.19
Total return	2.67	%(a)	6.07%	7.87%	12.41%	(3.02)%	11.45%
Net assets, end of period (thousands)	$583,443	$660,011	$764,377	$646,830	$439,296	$181,346
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	2.97	%(b)	3.63%	3.41%	3.62%	3.48%	4.18%
Operating expenses including earnings credits and/or fee waivers	1.55	%(b)(c)	2.99	%(c)	3.26	%(c)	3.39	%(c)	2.41	%(c)	1.70	%(c)
Net investment income excluding earnings credits and/or fee waivers	7.04	%(b)	8.18%	10.02%	10.60%	7.71%	6.15%
Net investment income including earnings credits and/or fee waivers	8.46	%(b)	8.82%	10.17%	10.83%	8.79%	8.63%
Supplemental Data
Portfolio turnover rate	21.70	%(a)	71.53%	112.01%	68.91%	49.93%	73.15%

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Financial Highlights

*
Per share amounts have been calculated using the average shares method.
**
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC, First Eagle Credit Opportunities Fund BSL SPV I, LLC and FECOF Owner Trust.
***
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.
****
Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchases of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.
(a)
Not annualized.
(b)
Annualized.
(c)
Interest expense and fees relate to the credit facility transactions (See Note 2(e)) representing 1.02%, 1.45%, 1.26%, 1.39%, 0.85% and 1.15% for the period January 1, 2026 to June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.53%, 1.54%, 2.00%, 2.00%, 1.56% and 0.55% for the period January 1, 2026 to June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware, as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objectives by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, including consumer and mortgage-related credit, as well as structured credit investments, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”) (including U.S. and non-U.S. CLOs, such as European CLOs) and collateralized debt obligations (“CDOs”) and high-yield bonds (sometimes referred to as “junk” bonds).

Under this mandate, the Subadviser (defined below) is able to consider a broad variety of credit assets for the Fund. When constructing the portfolio and making asset allocation decisions, the Subadviser generally organizes the Fund’s investible universe into private corporate credit, specialty finance, structured credit and liquid credit.

The Fund currently offers seven classes of Common Shares: Class A Shares, Class A‑1 Shares, Class A‑2 Shares, Class A‑3 Shares, Class A‑4 Shares, Class I Shares, and Class W Shares. Class A‑1 Shares, Class A‑3 Shares, Class A‑4 Shares, and Class W Shares are offered starting April 30, 2026. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

First Eagle Alternative Credit, LLC (the “Subadviser”), as part of the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser has broad alternative credit capabilities and operates in conjunction with First Eagle’s Napier Park alternative credit franchise. The Subadviser and Napier Park Global Capital (US) LP (“Napier Park”) are both wholly-owned registered investment subsidiaries of the Adviser, with shared personnel and investment and operational capabilities. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)
Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, and the First Eagle Credit Opportunities Fund BSL SPV I, LLC (the “BSL SPV”), established on December 13, 2024, are wholly-owned Delaware limited liability companies, which function as the Fund’s special purpose, bankruptcy-remote, financing subsidiaries. The consolidated financial statements include the accounts of the Fund and the subsidiaries. All intercompany transactions and balances have been eliminated. As of June 30, 2026, the SPV has $333,984,882 in net assets, representing 49.13% of the Fund’s net assets and the BSL SPV has $67,564,221 in net assets, representing 9.94% of the Fund’s net assets. The assets and credit of the SPV and the BSL SPV are not available to satisfy the obligations of the Fund. A special purpose vehicle, a wholly-owned subsidiary of the Fund, was established to invest in Residential Transitional Loans (“FECOF Owner Trust”). As of June 30, 2026, the FECOF Owner Trust has $0 in net assets, representing 0.00% of the Fund’s net assets. The assets and credit of the FECOF Owner Trust are not available to satisfy the obligations of the Fund.
b)
Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Bank loans are in general valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans and “Club” loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, Direct Loans and “Club” loans may be valued utilizing the income approach, market approach or liquidation. The income approach values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at a rate of return (discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected. Enterprise value, a market approach, values an investment by determining the value of a company and allocating the value to the debt. Enterprise value uses a multiple analysis, whereby appropriate multiples are applied to the portfolio company’s revenues or net income before net interest expense, income tax expense, depreciation and amortization. The liquidation approach values an investment by analyzing the underlying collateral of the loan, as set forth in the associated loan agreements and borrowing base certificates. Liquidation valuations may be determined using a net orderly liquidation value, a forced liquidation value, or other methodology. Such liquidation values may be further reduced by certain reserves that may reduce the value of the collateral available to support the outstanding debt in a wind down scenario.

All bonds and public structured credit, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available, are generally priced at the evaluated price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows,

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, and certain equity investments valued using an income approach, are the weighted

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans are the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market. The primary significant unobservable input used in the fair value measurement of the Fund’s investments in warrants are volatility and time horizon.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a‑5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2026:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$—	$—	$6,295,426	$6,295,426
Corporate Bonds†	—	—	1,096,000	1,096,000
Public Structured Credit
Collateralized Loan Obligations	—	39,552,408	—	39,552,408
Commercial Mortgage-Backed Securities	—	13,317,353	—	13,317,353
Residential Mortgage-Backed Securities	—	12,241,107	3,365,860	15,606,967
Total Public Structured Credit	—	65,110,868	3,365,860	68,476,728
Senior Loans
Advertising	—	3,013,395	2,441,252	5,454,647
Aerospace & Defense	—	3,346,500	—	3,346,500
Agricultural & Farm Machinery	—	—	301,944	301,944
Air Freight & Logistics	—	—	3,038,392	3,038,392
Apparel, Accessories & Luxury Goods	—	—	10,655,625	10,655,625
Application Software	—	2,829,854	11,310,721	14,140,575
Asset Management & Custody Banks	—	—	5,677,988	5,677,988
Automotive Parts & Equipment	—	—	5,721,906	5,721,906
Broadcasting	—	1,318,692	—	1,318,692
Building Products	—	1,986,087	—	1,986,087
Casinos & Gaming	—	4,607,797	—	4,607,797
Commodity Chemicals	—	—	46,597	46,597
Construction & Engineering	—	—	13,145,065	13,145,065
Data Processing & Outsourced Services	—	—	4,764,312	4,764,312
Distributors	—	1,487,666	—	1,487,666
Diversified Support Services	—	—	5,307,330	5,307,330
Drug Retail	—	—	7,850,000	7,850,000
Electrical Components & Equipment	—	—	3,441,142	3,441,142
Environmental & Facilities Services	—	3,706,978	20,654,559	24,361,537
Food Distributors	—	—	5,720,848	5,720,848

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Footwear	$—	$—	$533,442	$533,442
Gas Utilities	—	2,701,528	—	2,701,528
General Merchandise Stores	—	—	5,232,558	5,232,558
Health Care Distributors	—	—	5,197,881	5,197,881
Health Care Facilities	—	—	6,592,449	6,592,449
Health Care Services	—	2,662,586	82,197,815	84,860,401
Health Care Technology	—	—	20,125,300	20,125,300
Heavy Electrical Equipment	—	5,094,169	8,290,627	13,384,796
Home Furnishings	—	1,974,712	2,400,146	4,374,858
Home Improvement Retail	—	—	8,123,269	8,123,269
Household Products	—	—	1,997,754	1,997,754
Human Resource & Employment Services	—	—	13,037,193	13,037,193
Industrial Machinery & Supplies & Components	—	4,971,644	—	4,971,644
Insurance Brokers	—	5,011,650	20,946,588	25,958,238
Interactive Media & Services	—	—	5,295,634	5,295,634
Internet & Direct Marketing Retail	—	—	6,533,266	6,533,266
Internet Software & Services	—	—	2,228,763	2,228,763
IT Consulting & Other Services	—	2,635,652	33,474,576	36,110,228
Leisure Facilities	—	—	3,982,783	3,982,783
Managed Health Care	—	—	1,779,696	1,779,696
Metal, Glass & Plastic Containers	—	3,878,001	—	3,878,001
Movies & Entertainment	—	3,498,260	—	3,498,260
Multi-Sector Holdings	—	4,915,614	—	4,915,614
Oil & Gas Storage & Transportation	—	1,995,501	—	1,995,501
Other Specialty Retail	—	1,487,683	—	1,487,683
Packaged Foods & Meats	—	2,998,483	—	2,998,483
Paper & Plastic Packaging Products & Materials	—	1,793,203	8,381,106	10,174,309
Paper Products	—	—	5,845,220	5,845,220
Pharmaceuticals	—	—	15,887,605	15,887,605
Rail Transportation	—	2,031,886	—	2,031,886
Real Estate Development	—	—	9,837,837	9,837,837
Real Estate Services	—	7,103,468	2,561,356	9,664,824

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Research & Consulting Services	$—	$1,902,956	$45,125,973	$47,028,929
Restaurants	—	2,544,312	64,332	2,608,644
Security & Alarm Services	—	2,456,734	10,632,197	13,088,931
Soft Drinks & Non-alcoholic Beverages	—	3,005,010	—	3,005,010
Specialized Consumer Services	—	3,666,203	16,708,451	20,374,654
Specialized Finance	—	—	874,107	874,107
Specialty Chemicals	—	352,007	1,259,141	1,611,148
Systems Software	—	1,670,590	—	1,670,590
Trading Companies & Distributors	—	1,981,389	1,503,750	3,485,139
Trucking	—	6,459,803	2,554,924	9,014,727
Water Utilities	—	—	5,826,087	5,826,087
Total Senior Loans	—	101,090,013	455,109,507	556,199,520
Unfunded Commitments	—	1,823	235,405	237,228
Warrants†	—	—	3,048	3,048
Short-Term Investments
Investment Companies	36,559,369	—	—	36,559,369
Total	$36,559,369	$166,202,704	$466,105,246	$668,867,319
Liabilities
Unfunded Commitments	$—	$—	$(124,895)	$(124,895)
Total	$36,559,369	$166,202,704	$465,980,351	$668,742,424
‡
Value determined using significant unobservable inputs.
†
See Consolidated Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks		Corporate Bonds	Public Structured Credit	Warrants	Senior Loans	Unfunded Commitments*	Total
Beginning Balance — market value	$8,124,201	$1,290,000	$—	$77,945	$513,519,092	$(13,081)	$522,998,157
Purchases(1)	—	—	3,365,860	—	84,918,131	—	88,283,991
Sales(2)	(1,622,222)	(109,015)	—	—	(128,325,254)	—	(130,056,491)
Transfer In — Level 3	—	—	—	—	125,652	—	125,652
Transfer Out — Level 3	—	—	—	—	(10,934,939)	—	(10,934,939)

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Common Stocks		Corporate Bonds	Public Structured Credit	Warrants	Senior Loans	Unfunded Commitments*	Total
Accrued discounts/ (premiums)	$—	$5,284	$745	$—	$675,726	$—	$681,755
Realized Gains (Losses)	8,111	(149,599)	—	—	(1,457,769)	—	(1,599,257)
Change in Unrealized Appreciation (Depreciation)	(214,664)	59,330	(745)	(74,897)	(3,411,132)	123,591	(3,518,517)
Ending Balance — market value	$6,295,426	$1,096,000	$3,365,860	$3,048	$455,109,507	$110,510	$465,980,351
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(214,664)	$59,330	$(745)	$(74,897)	$(4,130,210)	$116,550	$(4,244,636)
(1)
Purchases include all purchases of securities, securities received in corporate actions, and funding activities.
(2)
Sales include all sales of securities, maturities, paydowns, securities tendered in corporate actions, funding activities, and reduction in commitment for unfunded commitments.
*
Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended June 30, 2026 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended June 30, 2026 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of June 30, 2026:

Disclosure on the Unobservable Inputs for First Eagle Credit Opportunities Fund as of 2026‑06‑30

Investment Type	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Corporate Bond	$1,096,000	Broker Quotes	N/A	N/A		N/A
Corporate Bond total	1,096,000
Public Structured Credit	3,365,860	Purchase Cost	N/A	N/A		N/A
Public Structured Credit	3,365,860
Common Stock	107,363	Broker Quotes	N/A	N/A		N/A
6,155,556		Discounted Cash Flow (Income Approach)	Comparable Yield	15.00%-15.00% (15.00%	)	Decrease
32,507		Market Approach	Market Comparable Companies	7.00x-7.00x (3.84x	)	Increase
Common Stock total	6,295,426
Warrant	3,048	Option Pricing Model	Volatility/ Time Horizon	60%/2.5Y (50%‑80%/ 1Y‑5Y	)	Increase
Warrant total	3,048
Senior Loan	11,528,953	Broker Quotes	N/A	N/A		N/A
382,364,752		Discounted Cash Flow (Income Approach)	Comparable Yield	7.60%-22.60% (10.63%	)	Decrease

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Investment Type	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
$55,455,593		Liquidation Approach	Collateral Value	20.1-12,026.0 (2,216.8	)*	Increase
5,760,209		Market Approach	Market Comparable Companies	0.28x-8.00x (4.48x	)	Increase
Senior Loan total	455,109,507
Total Investments	$465,869,842
Unfunded Commitment	$(961)	Broker Quotes	N/A	N/A		N/A
66,995		Discounted Cash Flow (Income Approach)	Comparable Yield	7.60%-14.62% (9.78%	)	Decrease
45,173		Liquidation Approach	Collateral Value	20.1-56.8 (26.9	)*	Increase
(697)		Market Approach	Market Comparable Companies	0.28x-7.00x (2.23x	)	Increase
Unfunded Commitment total	$110,510

Notes:

*
Collateral values are presented in $ millions.
*
Fair Value for unfunded commitments is unrealized appreciation/depreciation.
(a)
This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.
c)
Cash — For the purposes of the Consolidated Statement of Cash Flows, the Fund defines cash as cash, including foreign currency and restricted cash. The Fund’s cash is maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. The Fund’s cash balance may exceed insurance limits at times.

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Notes to Consolidated Financial Statements

d)
Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis.

The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Paydown gains and losses are netted and recorded as interest income on the Consolidated Statement of Operations.

The difference between cost and fair value on open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from prior period is reflected as change in unrealized gains (losses) of investment securities in the Consolidated Statement of Operations.

PIK Income — The fund may have investments in its portfolio which contain a contractual paid-in-kind (“PIK”) interest provision. PIK interest is computed at the contractual rate specified in each investment agreement, is added to the principal balance of the investment, and is recorded as income. To maintain the fund’s status as a RIC, PIK interest income, which is considered investment company taxable income, may be required to be paid out to shareholders in the form of dividends even though the fund has not yet collected the cash. Amounts necessary to pay these dividends may come from available cash.

e)
Deferred Financing Costs — Deferred financing costs consist of fees and expenses paid in connection with the closing and amendments of the Ally Credit Facility and JPM Credit Facility (as defined below), including upfront fees and legal fees. Deferred financing costs are amortized using the straight line method over the term of the respective credit facilities and included on the Consolidated Statement of Operations under “Interest expense and fees on borrowing”. The unamortized deferred financing costs are included on the Consolidated Statement of Assets and Liabilities under “Other assets”. As of June 30, 2026, there was $986,279 unamortized deferred financing cost for Ally Credit Facility, and $1,160,246 unamortized deferred financing cost for JP Morgan Credit Facility.
f)
United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

g)
Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.
h)
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
i)
Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
j)
Indemnification — In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
k)
Segment Reporting — In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund’s defined investment objectives. The Fund’s chief operating decision maker (“CODM”) is represented by the Fund Operating Committee of the Adviser. The Fund’s net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s consolidated financial statements.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) whereby the underlying loan will be underwritten by the value of the collateral. The Subadviser also originate and selectively purchase additional types of asset-based loans, such as consumer and mortgage-related credit, as well as structured credit investments, including ABS, MBS, CLOs (including U.S. and non-U.S. CLOs, such as European CLOs) and CDOs. These loans are highly structured and typically include frequent monitoring including, but not limited to, financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, sometimes referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however that, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objectives, the Fund depends on credit analysis to identify investment opportunities.

Restricted Securities — A substantial portion of the Fund’s investments, including directly originated loans, certain asset-based loans, privately issued structured credit investments and other privately negotiated instruments, may be unregistered or otherwise restricted securities. These investments may be issued in private placements, pursuant to Rule 144A or another exemption from

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

registration, or otherwise be subject to legal or contractual restrictions on resale or transfer. Restricted securities may be less liquid, more difficult to value and more difficult to dispose of than publicly traded securities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions (as defined below). Rule 18f‑4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f‑4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Principal Risks

Market Risk — The Fund is subject to market risks including unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

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Notes to Consolidated Financial Statements

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund.

Interest Rate Risk — An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. A significant increase in market interest rates could harm the Fund’s ability to attract new portfolio companies and originate new loans and investments. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. As of the date hereof, there have been significant recent rate increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

Credit Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss. Additionally, issuers of syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This would decrease the Fund’s income and lower the value of the syndicated loans and credit instruments experiencing default. With respect to the Fund’s investments in syndicated loans and debt securities that are secured, there can be no assurance that the collateral would satisfy the issuer’s obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of an issuer’s bankruptcy, the Fund could be delayed or limited in its ability to realize the benefits of any collateral securing such syndicated loans or credit instruments. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

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Notes to Consolidated Financial Statements

Second Lien Risk — The Fund may invest in second lien and the “last-out” tranche of unitranche loans (also known as first lien second out loans). The borrower usually has, or may be permitted to incur, other debt that ranks equally with, or senior to, such debt securities. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the debt securities in which the Fund invests. These debt instruments would usually prohibit the borrower from paying interest on or repaying Fund investments in the event and during the continuance of a default under the debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a borrower, holders of debt instruments ranking senior to the Fund’s investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying such senior creditors, such borrower may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant borrower.

Covenant-Lite Obligations Risk — Covenant-lite risk is the risk that credit agreements contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Below Investment Grade Rating Risk — Most of the Fund’s investments will be in below investment grade securities or comparable unrated securities (commonly referred to as “high-yield securities” or “junk bonds”). This includes the Fund’s investments in syndicated bank loans, middle market “club” loans, direct lending, asset-based loans, and high-yield bonds. While generally having higher potential returns, high-yield securities may be subject to significant price fluctuations and have a higher risk of default. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding

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Notes to Consolidated Financial Statements

relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

Bank Loan Risk — Investments in bank loans may expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Loans and Assignments Risk — The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending and Middle Market “Club” Loan Risk — Generally, little public information exists about private and middle market companies, and the Fund must rely on the ability of the Subadviser’s investment professionals to obtain adequate information about these companies. If the Subadviser cannot uncover all material information to make a fully-informed investment decision, the Fund may lose money on its investments. Private and middle market portfolio companies may have limited financial resources and be unable to fulfill their debt service obligations to the Fund, which may accompany a deterioration in the value of any collateral and a reduced likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and general market conditions. Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, incapacity or departure of such persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on the Fund. Middle market companies also generally have less predictable operating results and may

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

require substantial additional capital to finance their operations or expansion. In addition, the Fund’s executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in its portfolio companies.

Large Shareholder Risk — To the extent that certain shareholders, including affiliates of the Adviser and the Subadviser, hold a substantial amount of Common Shares, there is a risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the Fund’s ability to conduct its investment program.

Additionally, if a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Common Shares tendered by each shareholder. In such situations, shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over affiliated shareholders, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Liquidity Risk — The Fund intends to invest in illiquid investments, which are securities or other investments that cannot be disposed of within seven days or less in current market conditions without significantly changing their market value.

Illiquid investments often can only be resold in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act. There could be considerable delay in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could preclude the Fund from realizing a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible.

Valuation Risk — When market quotations are not readily available or are deemed unreliable, the Fund’s investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon disposition.

Leverage Risk — The Fund utilizes the Credit Facilities to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the Credit Facilities and have the potential to benefit from or be disadvantaged by the use of leverage. The investment advisory fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of Common Shares, including the likelihood of greater volatility of net asset value; fluctuations in the interest rate paid for the use of the Credit Facilities; increased operating costs, which may reduce the Fund’s total return; the potential for decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed; and the Fund is more likely to have to sell investments in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Credit Facilities are terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Repurchase Offers Risk — In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances,

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

non‑redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase.

Asset-Backed Instruments Risk — Asset-backed instruments represent interests in “pools” of assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. The Fund’s investments in asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. For example, asset-backed instruments in which the Fund may invest include, but are not limited to, auto loans, consumer loans, credit card loans, equipment loans, small and medium enterprise loans, solar loans, timeshare loans and whole business loans. Investments in asset-backed instruments generally represent exposure to the risks of the particular market or commercial segments in which the underlying assets (typically loans) or the relevant counterparties are active.

Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets. The Fund expects that investments in subordinate asset-backed instruments will be subject to potentially heightened risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

potentially greater losses. Subordinate asset-backed instruments are also subject to greater credit risk than those asset-backed instruments that are more highly rated.

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Collateralized Loan Obligations Risk — The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Note 5 — Purchases and Sales of Securities

For the period ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $138,300,023 and $205,691,209, respectively.

Note 6 — Investment Advisory Agreement and Other Transactions with Related Persons

Pursuant to a management agreement with the Fund (the “Management Agreement”), the Adviser is responsible for the management of the Fund’s portfolio. In return for its investment advisory services, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of the average daily value of the Fund’s Managed Assets which includes assets purchased with borrowed money. The Adviser has entered into a subadvisory agreement with the Subadviser relating to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. For its services under the Subadvisory Agreement, the Adviser pays the Subadviser a monthly fee at the annual rate of 0.625% of the average daily value of the Fund’s Managed Assets (including assets attributable to such leverage) managed by the Subadviser. No advisory fee will be paid by the Fund directly to the Subadviser.

The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A, Class A‑1, Class A‑2, Class A‑3, Class A‑4, Class I and Class W shareholders are limited to 2.25%, 2.50%, 2.75%, 2.75%, 2.50%, 2.00% and 2.00%, respectively, of average net assets (the “Expense Limitations”). This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Class A, Class A‑1, Class A‑2, Class A‑3, Class A‑4, Class I and Class W will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.50%, 2.75%, 2.75%, 2.50%, 2.00% and 2.00%, of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Fund incurred the fee and/or expense.

During the period ended June 30, 2026, the Adviser waived $0 in expenses, which are included under “expense waiver” on its Consolidated Statement of Operations.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

As of June 30, 2026, the Fund has $0 payable to the Adviser for recoupment of expenses, which is included under “due from adviser” on its Consolidated Statement of Assets and Liabilities. During the period ended June 30, 2026, the Fund recouped $0.

For the period ended June 30, 2026, the amounts available for potential future repayment to the Adviser and the expiration schedule are as follows:

Total Eligible for Recoupment		2026	2027	2028
Class A	$7,649	$—	$—	$7,649
Class A‑2	—	—	—	—
Class I	748,614	171,502	217,445	359,667
Total	$756,263	$171,502	$217,445	$367,316

From September 5, 2025 through December 31, 2026, the Adviser has agreed to waive the Fund’s management fees in full with the result that no management fees will be paid by the Fund during that period. This waiver will not be repaid to the Adviser by the Fund. As of June 30, 2026, the Fund has $695,148 receivable from the Adviser for investment advisory fee waiver, which is included under “due from adviser” on its Consolidated Statement of Assets and Liabilities. During the period ended June 30, 2026, the Adviser waived $4,464,841 in investment advisory fees, which are included under expense waiver on the Consolidated Statement of Operations.

The Adviser also performs certain non-investment advisory, administrative, accounting, operations, legal, compliance and other services on behalf of the Fund, and in accordance with the Management Agreement, the Fund reimburses the Adviser for costs and expenses (including overhead and personnel costs) associated with such services. These reimbursements may not exceed an annual rate of 0.05% of the Fund’s average daily net assets. For the period ended June 30, 2026, the adviser waived $293,818 for administrative fees, which are included under “expense waiver” on the Consolidated Statement of Operations. As of June 30, 2026, the Fund has a receivable from the Adviser of $408,977 for reimbursement of expenses, which is included under due from adviser on its Consolidated Statement of Assets and Liabilities.

J.P. Morgan Chase Bank, N.A. (“JPM”), the Fund’s administrator, accounting agent and primary custodian, holds the Fund’s portfolio securities and other assets and is responsible for calculating the Fund’s net asset value and maintaining the accounting records of the Fund. JPM, as the Fund’s administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund’s custodian. U.S. Bank National Association serves as the custodian of the Subsidiaries’ assets.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Independent Trustees are compensated by the Fund for their services. As of June 30, 2026, such amounts are included under Trustees’ fees on the Consolidated Statement of Operations.

Note 7 — Plans of Distribution

FEF Distributors, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund’s Common Shares pursuant to a distribution contract with the Fund.

Common Shares of the Fund are continuously offered through the Distributor and/or certain financial intermediaries that have agreements with the Distributor. Class A Shares, Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares and Class W Shares are sold on a continuous basis at the Fund’s NAV per share, plus for Class A Shares, Class A‑2 Shares and A-4 Shares only, a maximum front-end sales commission of 2.50%. Investors that purchase $250,000 or more of the Fund’s Class A Shares, Class A‑2 or Class A‑4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares, Class A‑2 or Class A‑4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase.

The Fund has adopted a Distribution and Servicing Plan (the “Plan”) for the Class A Shares, Class A-1 Shares, Class A-2 Shares, Class A-3 Shares and Class A-4 Shares of the Fund. Although the Fund is not an open-end investment company, it intends to comply with the terms of Rule 12b‑1 as a condition of the Exemptive Relief which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. The Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares and Class A‑2 Shares, as applicable. The maximum annual rates at which the distribution and/or service fees may be paid under the Distribution and Servicing Plan is 0.25% for Class A Shares, 0.75% for Class A‑2 and Class A‑3 Shares and 0.50% for Class A‑1 and Class A‑4 Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A, Class A‑1, Class A‑2, Class A‑3 and Class A‑4 Shares, respectively). Class I and Class W Shares do not pay distribution or servicing fees.

For the period ended June 30, 2026, the distribution and servicing fees incurred by the Fund are disclosed in the Consolidated Statement of Operations.

Note 8 — Periodic Repurchase Offers

The Fund is a closed-end interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at net asset value. Subject to applicable law and approval of the Board, for

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares at net asset value, which is the minimum amount permitted, though at times there have been and may be repurchase offers for higher amounts.

The following table summarizes the share repurchases completed during the period ended June 30, 2026:

Repurchase Date		Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	Number of Shares Tendered for Repurchase	Shares Repurchased	Aggregate Consideration for Repurchased Dollars	% of Outstanding Shares Repurchased	Proration% Repurchased(1)
12/31/25	1/7/26	2,379,858	7%	8,173,557	2,720,149	$60,873,562	8.00%	32.90%
3/31/26	4/7/26	2,273,265	7%	8,794,485	2,273,419	$50,129,998	7.00%	25.25%
(1)
If the repurchase offer was oversubscribed, then the Fund repurchased shares on a pro-rata basis. After proration, the total shares repurchased by the Fund did not exceed the final approved repurchase offer of the total shares outstanding of the Fund. The Proration% Repurchased equals the Shares Repurchased divided by the Number of Shares Tendered for Repurchase.

The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the shareholder whose Common Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce a repurchase fee if the Adviser or Subadviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Note 9 — Unfunded Commitment/Delayed Draw Loan Commitment

As of June 30, 2026, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
841 Prudential MOB LLC, Delayed Draw Term Loan — First Lien	$513,514	$513,514	$2,567
Advanced Web Technologies (AWT), Revolving Credit Loan — First Lien	463,486	462,327	2,045
Advantmed Buyer Inc., Revolving Loan — First Lien	1,545,373	1,529,919	4,829
Air Conditioning Specialist, Inc., Revolving Loan — First Lien	287,790	286,351	2,877
Alpine SG, LLC (ASG), Revolving Credit Loan — First Lien	105,232	105,232	1,144

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
APS Acquisition Holdings, LLC, Revolving Loan — First Lien	$1,339,430	$1,332,732	$8,371
Argano, LLC, Revolving Credit Loan — First Lien	231,884	231,884	4,638
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	339,532	339,532	2,064
BCDI Rodeo Dental Buyer, LLC (Toothfairy), Sixth Amendment Incremental Revolving Loan — First Lien	1,698,572	1,698,572	19,109
Beacon Mobility Corp., 2026 Refinancing Delayed Draw Term Loan — First Lien	33,735	33,825	234
CC Amulet Management, LLC (Children’s Choice), Revolving Loan — First Lien	283	283	[3]
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan — First Lien	866,830	866,830	6,337
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan — First Lien	313,765	313,765	1,399
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Revolving Credit Loan — First Lien	365,854	365,854	3,932
Cooper’s Hawk Intermediate Holding, LLC, Delayed Draw Term Loan — First Lien	221,053	220,984	1,589
Danforth Health, Inc., Revolving Credit Loan — First Lien	140,625	140,625	401
Data Driven Intermediate, LLC, Revolving Loan — First Lien	907,300	907,300	6,001
EiKO Global, LLC, Revolving Credit Loan — First Lien	2,273,144	2,273,144	42,606
Elevate HD Parent, Inc., Revolving Loan — First Lien	390,000	390,000	4,883
Endo1 Partners, LLC, Revolving Loan — First Lien	188,558	188,087	2,484
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc. aka Eclat) , Revolving Credit Loan — First Lien	258,799	258,799	3,936
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan — First Lien	546,216	540,754	1,519
HFW Cos., LLC (fka HFW Holdings, LLC), Revolving Loan — First Lien	433,333	430,083	1,625
Houseworks Holdings, Revolving Loan — First Lien	158,981	157,391	2,029
iLending LLC, Revolving Loan — First Lien	12,263	12,263	65
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan — First Lien	520,833	519,531	2,349
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	216,529	216,529	401

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
McHale & McHale Landscape Design, LLC, Delayed Draw Term Loan — First Lien	$588,235	$588,235	$2,206
McHale & McHale Landscape Design, LLC, Revolving Loan — First Lien	420,168	420,168	4,727
Medrina, LLC, Revolving Loan — First Lien	828,571	828,571	13,704
Monarch Behavioral Therapy, LLC, Revolving Loan — First Lien	175,977	175,097	486
Montana Buyer Inc., Revolving Credit Loan — First Lien	304,348	304,348	3,164
Newcleus, LLC, Revolving Loan — First Lien	34,803	34,803	323
Owl Vans, LLC, Revolving Loan — First Lien	710,400	705,072	1,008
Prescott’s Inc. (aka Greenjacket), Delayed Draw Term Loan — First Lien	1,672,881	1,672,881	6,273
Prescott’s Inc. (aka Greenjacket), Revolving Credit Loan — First Lien	716,949	716,949	8,066
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan — First Lien	468,591	468,591	6,042
Sagebrush Buyer, LLC (Province), Revolving Credit Facility — First Lien	1,262,614	1,262,614	10,880
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan — First Lien	312,500	312,500	3,443
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan — First Lien	1,114,094	1,114,094	4,178
Schola Group Acquisition, Inc. (Lathan McKee), Revolving Loan — First Lien	671,141	671,141	7,550
Streetmasters Intermediate, Inc., Revolving Loan — First Lien	448,000	445,760	2,464
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	161,292	161,292	[87]
Technology Partners, LLC (Imagine Software), Revolving Credit Loan — First Lien	373,405	373,405	3,991
The Mutual Group, LLC, Revolving Loan — First Lien	345,424	345,424	4,798
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC), Revolving Loan — First Lien	432,593	428,267	2,163
Tricor, LLC, Revolving Loan — First Lien	173,077	173,077	48
Triple Crown Consulting, LLC, Revolving Loan — First Lien	181,159	181,159	2,678
TSX Fiber Services, LLC (Tristrux), Revolver — First Lien	5,302	5,302	492
Unified Patents, LLC, Revolving Loan — First Lien	1,016,949	1,016,949	7,627

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
Visante Acquisition, LLC, Revolving Credit Loan — First Lien	$574,273	$574,273	$7,954
Waste Resource Management, Inc., Revolving Credit Loan — First Lien	465,542	465,542	1,743
XPT Partners, LLC, 2024 Revolving Loan — First Lien	113,094	113,094	1,696
Total unrealized appreciation	$27,944,296	$27,894,718	$237,228
360 Partners, LLC, Delayed Draw Term Loan — First Lien	898,286	878,074	(16,844)
360 Partners, LLC, Revolving Loan — First Lien	367,690	359,417	(4,137)
A&A Global Imports, LLC, New Revolving Loan — First Lien	24,921	11,962	(1,254)
Air Buyer Inc. (Condata Global), Revolving Credit Loan — First Lien	109,272	95,066	(12,774)
Apella Capital, LLC, Revolving Loan — First Lien	273,059	273,059	—
APS Acquisition Holdings, LLC, Delayed Draw Term Loan — First Lien	455,406	453,129	—
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan — First Lien	187,500	187,500	—
Case Works, LLC, Revolving Loan — First Lien	147,845	137,496	(9,340)
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan — First Lien	10,000	9,300	(554)
Cooper’s Hawk Intermediate Holding, LLC, Revolving Loan — First Lien	156,316	155,339	(961)
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Revolving Loan — First Lien	602,228	602,228	—
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan — First Lien	2,194,667	2,178,207	(8,230)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan — First Lien	315,401	312,247	(123)
Irving Parent, Corp. (Quisitive), Revolving Credit Loan — First Lien	1,327,083	1,300,542	(9,621)
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien	440,909	418,864	(18,702)
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien	280,357	278,955	(25)
PRGX Global, Inc., Delayed Draw Term Loan — First Lien	421,053	413,693	(5,254)
R-Pac International Corp. (Project Radio), Amendment No.2 Revolving Loan — First Lien	621,890	621,890	—

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
Strategy Corps., LLC, Revolving Credit Loan — First Lien	$1,411,487	$1,390,315	$(3,455)
Syner-G Intermediate Holdings, LLC, Revolving Loan — First Lien	814,371	773,653	(31,557)
Thornton Carpet, LLC, Revolving Loan — First Lien	967,480	957,805	(1,154)
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan — First Lien	104,056	101,975	(910)
Total unrealized depreciation	$12,131,277	$11,910,716	$(124,895)
Net unrealized appreciation	$40,075,573	$39,805,434	$112,333

Delayed draw and revolving loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy. Any related unrealized appreciation (depreciation) on unfunded delayed draw and revolving loan commitments is recorded on the Consolidated Statement of Assets and Liabilities and the change in the related unrealized appreciation (depreciation) is recorded on the Consolidated Statement of Operations.

Note 10 — Credit Facilities

Ally Credit Facility: On February 5, 2021, the SPV entered into a secured credit facility (the “Ally Credit Facility”) with Ally Bank and such other lenders that may become party to the Ally Credit Facility, which allowed the SPV, of which the Fund is the sole member and designated manager, to borrow up to $75 million, subject to leverage and borrowing base restrictions. The Ally Credit Facility had an initial five-year term, with a three-year revolving period. The Ally Credit Facility, commonly referred to as an asset-backed facility, is secured by a lien on all of the SPV’s assets. On May 18, 2022, the Ally Credit Facility was amended to, among other things, 1) increase the commitment amount from $75 million to $150 million, subject to change by mutual agreement of the SPV and the lenders; and 2) replace the benchmark rate. On January 3, 2024, the Ally Credit Facility was amended to, among other things, 1) extend the maturity date to January 3, 2029, with a revolving period ending January 3, 2027; 2) increase the commitment amount from $150 million to $250 million; and 3) update the per annum rate of interest. The per annum rate of interest is generally based on SOFR (subject to a 25 basis point floor) plus a spread of 3.00%. Commitment fees on the unused portion of the Ally Credit Facility accrue at a rate between 0.50% and 1.00% depending on the utilization levels. On February 3, 2026, the Ally Credit Facility was amended to, among other things, 1) decrease the commitment amount from $250 million to $100 million; 2) update the per annum rate of interest with a spread of 2.10%; and 3) extend the revolving period and final maturity of the facility by one year.

As of June 30, 2026, the SPV had no outstanding debt under the Ally Credit Facility.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Ally Credit Facility for the six months ended June 30, 2026 were as follows:

Stated interest expense	$831
Unused commitment fees	639,013
Amortization of deferred financing costs	1,081,545
Total interest expense	$1,721,389
Effective Annualized Effective Interest Rate	NM*
Average borrowings**	$4,500,000
*
Not meaningful due to the low levels of borrowings on the credit facility during the period.
**
Average excludes days where there were no borrowings outstanding on the facility.

JP Morgan Credit Facility: On December 13, 2024, the BSL SPV entered into a secured credit facility (the “JPM Credit Facility” and together with the Ally Credit Facility, the “Credit Facilities”) with JPMorgan Chase Bank and such other lenders that may become party to the JPM Credit Facility, which allows the BSL SPV, of which the Fund is the sole member and designated manager, to borrow up to $75 million, subject to leverage and borrowing base restrictions. The JPM Credit Facility has an initial five-year term, with a three-year revolving period. The JPM Credit Facility, commonly referred to as an asset-backed facility, is secured by a lien on all of the BSL SPV’s assets.

On June 3, 2025, the JPM Credit Facility was amended to, among other things, 1) increase the commitment amount from $75 million to $175 million; 2) update the per annum rate of interest with a spread of 1.50%; and 3) update minimum utilization rates to 30% through September 3, 2025, 50% from September 4, 2025 to December 3, 2025, and 75% thereafter.

The per annum rate of interest is generally based on SOFR plus a spread of 1.50%. Commitment fees on the unused portion of the JPM Credit Facility accrue at a rate of 0.50% with a minimum 75% utilization.

As of June 30, 2026 the BSL SPV had no outstanding debt under the JPM Credit Facility.

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the JPM Credit Facility for the six months ended June 30, 2026 were as follows:

Stated interest expense	$673,409
Unused commitment fees	931,259
Amortization of deferred financing costs	168,352
Total interest expense	$1,773,020
Effective Annualized Effective Interest Rate*	13.79%
Average borrowings**	$52,127,778

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Consolidated Financial Statements

*
Includes amortization of debt financing costs and non-usage facility fees.
**
Average excludes days where there were no borrowings outstanding on the facility.

The Fund’s total borrowings under the Ally Credit Facility and JPM Credit Facility will not exceed 33 1/3% of the Fund’s Managed Assets at the time of borrowing. As of June 30, 2026, the Fund’s effective leverage (the percentage of leverage based on total consolidated assets minus the sum of consolidated liabilities, other than borrowing utilized for investment purposes) is 0.00%.

Under the Credit Facilities, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. As of June 30, 2026 the Fund is in compliance with these covenants.

Note 11 — Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b‑1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2026 and held for the six-months ended June 30, 2026.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 6/30/26	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Credit Opportunities Fund
Class A	2.52%	$1,000	$1,025.20	1.77%	$8.89
Class A‑2	2.34	1,000	1,023.40	2.16	10.84
Class I	2.67	1,000	1,026.70	1.55	7.79
(1)
For the six-months ended June 30, 2026.
(2)
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.
(3)
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table that follows titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on January 1, 2026 and held for the six-months ended June 30, 2026.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Credit Opportunities Fund
Class A	5.00%	$1,000	$1,016.02	1.77%	$8.85
Class A‑2	5.00	1,000	1,014.08	2.16	10.79
Class I	5.00	1,000	1,017.11	1.55	7.75
(1)
For the six-months ended June 30, 2026.
(2)
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

General Information

Form N-PORT portfolio schedule

The First Eagle Credit Opportunities Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund’s proxy voting policies, (2) a description of the Fund’s proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC’s Web site at www.sec.gov.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Dividend Reinvestment Plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), all Common Shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by SS&C GIDS, Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See “Tax Matters” in the Fund’s Prospectus for additional information.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Agent will include a notification to registered holders of Common Shares with the Plan Agent.

Additional information about the Plan may be obtained from the Plan Agent.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

At a meeting held on June 3‑4, 2026, the Board of Trustees of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Fund’s advisory agreement (the “Advisory Agreement”).

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund’s benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and the Independent Trustees reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

•
The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund, which is subject to a fee waiver, are not affected by the terms of the fee waiver. The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.
•
The Trustees reviewed the Fund’s relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund’s shareholders, the decision to purchase Fund shares may have included a decision to select the Adviser as the investment adviser and that, in the minds of Fund shareholders, there may be a strong association between the Adviser and the Fund.
•
The Trustees also considered changes to the Fund’s portfolio management team, including the addition of six new portfolio managers. The Trustees commented on the background and experience of the new portfolio managers

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

and noted that the investment evaluation and selection process would remain substantially unchanged, adapted as necessary to the additional asset types being added to the Fund’s investment program.

Investment Performance of Fund and Adviser

•
Noting that the Fund commenced operations in 2020, the Trustees reviewed the performance of the Fund on both an absolute and a relative basis over the 1-, 3- and 5-year periods.
•
Performance over these periods was noted relative to the Fund’s benchmark and to the performance of peer funds. The comparative review reflected research and benchmarking by an independent data provider, with outperformance and lagging performance generally as follows (1-, 3- and 5-year periods ended as of March 31, 2026):
	Peer Group	Benchmark
Credit Opportunities Fund	Outperformed over trailing 5-year period Lagged over trailing 3-year period Matched over trailing 1-year period	Outperformed over trailing 1- and 5-year periods Lagged over trailing 3-year period
•
Performance for the Fund was determined to be adequate under the circumstances given the benchmark, peer comparisons and on an absolute basis, and reflective of the Fund’s investment objective and philosophy.
•
A memorandum provided to the Trustees with management commentary on performance was discussed.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•
The Trustees reviewed the total compensation received by the Adviser (including compensation paid by the Adviser to the Subadviser) and the Fund’s total costs for using the Adviser’s services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer funds for services comparable to those provided by the Adviser (and Subadviser) and referred to an independent data provider fee report, together with a management summary of the same. The Trustees noted the Adviser’s representation that there are no other substantially similar accounts managed by the Adviser or Subadviser. They determined that the Adviser’s fees were competitive, with the net management fee for the Fund being within the range of peers.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

•
A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.
•
While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements paid to the Adviser. The Trustees noted that the Subadviser is able to retain some or all of certain “arranger” fees and that this represents a source of additional compensation associated with the Fund’s investment program.
•
The Trustees reviewed the Fund’s expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees considered the Fund’s expense ratio, noting that over time the Fund may show decreases and increases generally attributable to an increase or decrease in average net assets. The Trustees also considered the effect of Fund asset size on particular categories of expenses. The Trustees noted the impact on expense ratios of the administrative reimbursements charged by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. In considering the Fund’s expense ratios to date, the Trustees noted significant subsidies and expense limitations undertaken by the Adviser and the favorable impact of those supports on performance. The Trustees observed that absent these subsidies, expenses would be higher and the Fund’s performance would be lower.
•
The Trustees reviewed the Adviser’s financial condition and profitability. In considering profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has consistently shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees noted the impact on profitability of the subsidies and expense limitation terms described above. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

•
The Trustees also considered certain changes to the Fund’s investment strategy approved by the Board in September 2025, and that, in connection with those changes, the Adviser agreed to waive the Fund’s management fees in full from September 5, 2025 through December 31, 2026, with no obligation of repayment.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Subadvisory Agreement (unaudited)

At a meeting held on June 3‑4, 2026, the Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Subadvisory Agreement.

In response to a letter sent to the Subadviser on behalf of the Independent Trustees requesting information about the Subadvisory Agreement and other arrangements and plans, the Trustees were provided with background materials related to the annual review process. The Trustees also had the benefit of presentations and discussions with management of the Adviser and Subadviser throughout the year.

Prior to approving the continuation of the Subadvisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review the Trustees determined that the subadvisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the approval of the agreement should serve the best interests of the Fund and its shareholders.

The Trustees considered information and views substantially similar to those described above relating to the Advisory Agreement. The Trustees considered that the Subadviser is wholly owned by the Adviser, that certain of the operations of the two entities are broadly integrated, and that the Subadviser can be considered to be the alternative credit business of the Adviser. Additionally, the Board, including the Independent Trustees, considered the nature, quality, cost and extent of services provided and to be provided under the Subadvisory Agreement (and corresponding services provided by the Adviser). The Board did not separately consider the profitability of the Subadviser.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund

Trustees

Lisa Anderson (Retired)

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Tamara L. Fagely

Jody T. Foster

John T. Kelly-Jones

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O’Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Jennifer Wilson

Chief Accounting Officer

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Subadviser

First Eagle Alternative Credit, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

U.S. Bank National Association

190 S. LaSalle Street, 8th Floor, Chicago,
Illinois 60603

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Fund’s Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Credit Opportunities Fund.

First Eagle Credit Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Credit Opportunities Fund is offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105‑0048 800.334.2143 www.firsteagle.com

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report.

Item 6. Investments.

Please see the consolidated schedule of investments contained under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

2

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Continuation of Advisory Agreement

At a meeting held on June 3-4, 2026, the Board of Trustees of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Fund’s advisory agreement (the “Advisory Agreement”).

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund’s benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and the Independent Trustees reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

● The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund, which is subject to a fee waiver, are not affected by the terms of the fee waiver. The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

● The Trustees reviewed the Fund’s relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund’s shareholders, the decision to purchase Fund shares may have included a decision to select the Adviser as the investment adviser and that, in the minds of Fund shareholders, there may be a strong association between the Adviser and the Fund.

● The Trustees also considered changes to the Fund’s portfolio management team, including the addition of six new portfolio managers. The Trustees commented on the background and experience of the new portfolio managers and noted that the investment evaluation and selection process would remain substantially unchanged, adapted as necessary to the additional asset types being added to the Fund’s investment program.

Investment Performance of Fund and Adviser

● Noting that the Fund commenced operations in 2020, the Trustees reviewed the performance of the Fund on both an absolute and a relative basis over the 1-, 3- and 5-year periods.

● Performance over these periods was noted relative to the Fund’s benchmark and to the performance of peer funds. The comparative review reflected research and benchmarking by an independent data provider, with outperformance and lagging performance generally as follows (1-, 3- and 5-year periods ended as of March 31, 2026):

	Peer Group	Benchmark
Credit Opportunities Fund	Outperformed over trailing 5-year period Lagged over trailing 3-year period Matched over trailing 1-year period	Outperformed over trailing 1- and 5-year periods Lagged over trailing 3-year period

3

● Performance for the Fund was determined to be adequate under the circumstances given the benchmark, peer comparisons and on an absolute basis, and reflective of the Fund’s investment objective and philosophy.

● A memorandum provided to the Trustees with management commentary on performance was discussed.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

● The Trustees reviewed the total compensation received by the Adviser (including compensation paid by the Adviser to the Subadviser) and the Fund’s total costs for using the Adviser’s services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer funds for services comparable to those provided by the Adviser (and Subadviser) and referred to an independent data provider fee report, together with a management summary of the same. The Trustees noted the Adviser’s representation that there are no other substantially similar accounts managed by the Adviser or Subadviser. They determined that the Adviser’s fees were competitive, with the net management fee for the Fund being within the range of peers.

● A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.

● While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements paid to the Adviser. The Trustees noted that the Subadviser is able to retain some or all of certain “arranger” fees and that this represents a source of additional compensation associated with the Fund’s investment program.

● The Trustees reviewed the Fund’s expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees considered the Fund’s expense ratio, noting that over time the Fund may show decreases and increases generally attributable to an increase or decrease in average net assets. The Trustees also considered the effect of Fund asset size on particular categories of expenses. The Trustees noted the impact on expense ratios of the administrative reimbursements charged by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. In considering the Fund’s expense ratios to date, the Trustees noted significant subsidies and expense limitations undertaken by the Adviser and the favorable impact of those supports on performance. The Trustees observed that absent these subsidies, expenses would be higher and the Fund’s performance would be lower.

● The Trustees reviewed the Adviser’s financial condition and profitability. In considering profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has consistently shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees noted the impact on profitability of the subsidies and expense limitation terms described above. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

● The Trustees also considered certain changes to the Fund’s investment strategy approved by the Board in September 2025, and that, in connection with those changes, the Adviser agreed to waive the Fund’s management fees in full from September 5, 2025 through December 31, 2026, with no obligation of repayment.

4

Board Considerations for Continuation of Subadvisory Agreement

At a meeting held on June 3-4, 2026, the Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Subadvisory Agreement.

In response to a letter sent to the Subadviser on behalf of the Independent Trustees requesting information about the Subadvisory Agreement and other arrangements and plans, the Trustees were provided with background materials related to the annual review process. The Trustees also had the benefit of presentations and discussions with management of the Adviser and Subadviser throughout the year.

Prior to approving the continuation of the Subadvisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review the Trustees determined that the subadvisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the approval of the agreement should serve the best interests of the Fund and its shareholders.

The Trustees considered information and views substantially similar to those described above relating to the Advisory Agreement. The Trustees considered that the Subadviser is wholly owned by the Adviser, that certain of the operations of the two entities are broadly integrated, and that the Subadviser can be considered to be the alternative credit business of the Adviser. Additionally, the Board, including the Independent Trustees, considered the nature, quality, cost and extent of services provided and to be provided under the Subadvisory Agreement (and corresponding services provided by the Adviser). The Board did not separately consider the profitability of the Subadviser.

5

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semiannual report.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

6

Item 19. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Credit Opportunities Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 4, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date September 4, 2026

*Print the name and title of each signing officer under his or her signature.

5